              M O N I T O R  F U N D S  A N N U A L  R E P O R T


                               December 31, 1997




                      Trust Shares and Investment Shares

                          . Monitor Money Market Fund

                   . Monitor U.S. Treasury Money Market Fund

                  . Monitor Ohio Municipal Money Market Fund

                             . Monitor Growth Fund

                         . Monitor Income Equity Fund

                         . Monitor Ohio Tax-Free Fund

                      . Monitor Mortgage Securities Fund

                    . Monitor Fixed Income Securities Fund

           . Monitor Short/Intermediate Fixed Income Securities Fund



                     [LOGO OF MONITOR FUNDS APPEARS HERE]

--------------------------------------------------------------------------------
 Message from the Investment Manager
--------------------------------------------------------------------------------

Dear Shareholder,

I am pleased to present the December 31, 1997 Annual Report to Shareholders of The Monitor Funds. We hope that you will take a moment to review the Management Discussion and Analysis section of the report which follows this message. In this section, we have included an investment performance profile and portfolio profile for each Monitor Fund, as well as comments from the portfolio managers. We think that you will find this information useful as you review and plan for your investment objectives. The complete financial statements for each of The Monitor Funds, including their portfolios of investments, are on the succeeding pages.

The U.S. economy was robust throughout most of 1997, and exhibited few signs of an imbalance which might typically signal a slowdown or eventual problems. Corporate earnings maintained above average growth rates and the inflation indices (CPI & GDP deflator) continued to subside. As a result, both the stock and bond markets provided investors with high returns (30% plus for stocks and 8-14% for a range of bond maturities). Equity returns have exceeded 25% for 3 years in a row, which is unprecedented.

Most observers expect slower economic growth in 1998, largely because of financial problems and economic weakness in much of Asia and some other emerging markets. While these problems are material and may pose some risk to the U.S. economy, corporate earnings and equity values, it is very difficult to delineate them with any precision. We think they are soluble and we are maintaining an optimistic view of the long-term outlook.

On behalf of Monitor Funds and The Huntington National Bank, I thank you for your investment. We are pleased that you have chosen us to help you achieve your financial goals.

/s/ Norman A. Jacobs


Norman A. Jacobs
President, Trust Division
The Huntington National Bank

--------------------------------------------------------------------------------
Growth Fund                                                   As of 12/31/97
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

  The Monitor Growth Fund (The Fund) is managed by two experienced investment professionals, Phil Farrington and Jim Gibboney. Phil Farrington, Vice President, is a graduate of Harvard University, and has over thirty years of investment management experience. Jim Gibboney, Jr., Vice President, is a graduate of The Ohio State University, with an M.B.A. from Xavier University. Jim has over twenty years of investment management experience. Here are Phil and Jim's comments on The Monitor Growth Fund:

  "The total return of The Fund in 1997 was 35.37% versus 33.36% for the Standard & Poor's Composite Price 500 Index ("S&P 500"). Economics played a large role in the success of the stock market and of The Fund in 1997. Interest rates fell, GDP and job growth rose; unemployment fell below 5%, and inflation remained low. Asian currency and stock markets hit an air pocket in the second half of the year, sending some portfolio managers scrambling to evaluate their own portfolio exposure to the suddenly tottering Asian tiger.

  The Monitor Growth Fund benefited from its generally conservative holdings, with the highlight of the year coming in December, 1997, when Standard & Poors announced the addition of Cincinnati Financial (a holding of The Monitor Growth
Fund) to the S&P 500 Index. On that day, Cincinnati Financial stock closed at $140 per share--a gain of over 25 points in one day--as index funds purchased shares of this stock in an attempt to match the performance of this index. New purchases into The Fund include Corning, Inc., Tiffany & Co., Lancaster Colony, Gillette and Johnson & Johnson.

  As we look forward, The Monitor Growth Fund will continue to emphasize those companies which have superior earnings and dividend records. In the 1998 market environment, there may be an opportunity to increase our exposure to higher growth companies such as information technology and software companies as those valuations recede. For the moment, our emphasis is on financially sound companies which we expect can weather any economic storm."

--------------------------------------------------------------------------------

                        INVESTMENT PERFORMANCE PROFILE

                               TOTAL RETURNS (%)
                            Period Ending 12/31/97

                         TRUST  INVESTMENT
                        SHARES     SHARES++
QTR                       7.62%     7.55%
1-Year Annualized        35.37%    35.04%
3-Year Annualized        27.36%    27.04%
5-Year Annualized        16.95%    16.66%
Annualized Since Incep. 7/3/89    5/1/91
                         14.37%    14.99%


                               PORTFOLIO PROFILE

  Net Assets ($ mil).............. $233.6
  Net Asset Value (Trust Shares).. $43.48
  Number of Issues................     53
  Cash Reserves (%)...............    2.2%


                         FIVE LARGEST EQUITY HOLDINGS

Pfizer, Inc.                    4.5%
Cincinnati Financial Corp.      4.4%
Home Depot                      4.4%
Automatic Data Processing, Inc. 3.7%
American Express                3.6%

 GROWTH OF $10,000 INVESTED IN THE MONITOR GROWTH FUND--INVESTMENT AND TRUST
                                    SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Fund--Investment Shares from May 1, 1991 (commencement of operations) to December 31, 1997, compared to the Standard & Poor's Composite Price 500 Index ("S&P 500")+, and The Fund--Trust Shares from July 3, 1989 (commencement of operations) to December 31, 1997, compared to the S&P 500+.



                          [PERFORMANCE GRAPH TO COME]


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

  * The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
 ** Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales load of 4.00% ($10,000 investment minus $400 sales load = $9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
  + The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.
 ++ Total Returns do not reflect the maximum sales load of 4.00%.

--------------------------------------------------------------------------------
 Income Equity Fund                                            As of 12/31/97
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

  Jim Buskirk, portfolio manager of The Monitor Income Equity Fund (The Fund), is the Chief Investment Officer of the Trust division of The Huntington National Bank, and is responsible for its investment management activities. Jim has nearly 20 years of expertise in his field, and has managed both personal and institutional balanced portfolios. Jim received his bachelor's degree in finance from The Ohio State University, and his M.B.A. from The University of Oregon.

  "The Monitor Income Equity Fund's total return of 26% in 1997 was in line with its Lipper Equity Income peer group, but lagged behind the 33% gain of the S&P 500. The reasons for this trailing of that broad index become clear when one considers that only eight stocks (General Electric, Microsoft, Pfizer, Bristol-Myers, Wal-Mart, Eli Lilly, Proctor & Gamble and Coca-Cola) in that 500 stock benchmark accounted for 20% of the price appreciation in the index. The Fund, because it remains true to its charter of providing a relatively high current yield, holds only two of those eight stocks, General Electric and Bristol-Myers, positions that were initiated in 1990 when both dividend yields were much higher. The other six stocks, because of their very low yields, are not appropriate holdings for this income-oriented stock fund.

  Nevertheless, The Fund's 1997 return was buoyed by good results from its holdings in bank stocks, a sector that has appreciated steadily in price to the point where it now accounts for nearly 17% of total Fund assets. Chase Manhattan, Fleet Financial, CoreStates Financial and National City were all good performers last year.

  After three consecutive strong years for stock prices, history would suggest that the odds favor a correction to develop in 1998, but it would seem to need a combination of weak corporate profits, higher inflation and interest rates, or a political shock to the system in order to unfold. While such a scenario is possible, the current backdrop appears benign. What we do expect (but cannot promise) is a continuation of the steady dividend increases that have benefitted The Fund's shareholders through the years. Last year, total annual dividends of $1.04 per share were earned in The Fund, up from $1.00 per share in 1996, and $0.96 in 1995. In fact, dividend growth in The Fund has averaged 6% per year over the past six years. We will continue to manage The Fund with the intent of continuing that trend."

                         INVESTMENT PERFORMANCE PROFILE

                               TOTAL RETURNS (%)
                             Period Ending 12/31/97

                         TRUST   INVESTMENT
                         SHARES   SHARES++
QTR                       4.46%     4.40%
1-Year Annualized        25.99%       --
3-Year Annualized        23.93%       --
5-Year Annualized        15.68%       --
Annualized Since Incep.  11.83%    26.59%


                               PORTFOLIO PROFILE

  Net Assets ($ mil).............  $214.9
  Net Asset Value (Trust Shares).  $36.30
  30-Day SEC Yield (%)...........    2.85%
  Number of Issues...............      48
  Cash Reserves (%)..............     0.5%


                          FIVE LARGEST EQUITY HOLDINGS

CoreStates Financial Corp.   4.5%
General Electric Co.         3.7%
Fleet Financial Group, Inc.  3.5%
Monsanto Co.                 3.3%
Chase Manhattan Corp.        3.3%

               GROWTH OF $10,000 INVESTED IN THE MONITOR INCOME
                   EQUITY FUND--INVESTMENT AND TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Fund--Investment Shares from May 1, 1997 (commencement of operations) to December 31, 1997, compared to the Standard & Poor's Composite Stock Price 500 Index ("S&P 500")+ and The Fund--Trust Shares from July 3, 1989 (commencement of operations) to December 31, 1997, compared to the S&P 500+.

                         [PERFORMANCE GRAPH TO COME]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
** Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales load of 5.50% ($10,000 investment minus $550 sales load = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
+ The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.
++ Total Returns do not reflect the maximum sales load of 5.50%

--------------------------------------------------------------------------------
 Ohio Tax-Free Fund                                            As of 12/31/97
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

  Bill Doughty, Vice President, has over 25 years of investment management experience and heads our fixed income trading area. Bill is a graduate of Franklin University, and holds an M.B.A. from The University of Dayton. Bill has managed The Monitor Ohio Tax Free Fund (The Fund) since its inception in 1988.

  "For the fiscal year ended December 31, 1997, the total return of The Monitor Ohio Tax Free Fund was 6.11% for trust shares and 5.88% for investment class, versus the Lipper Short/Municipal Average of 4.96% and the Lipper Intermediate Municipal Average of 8.68%. It should be noted that neither of these indices are subject to the same portfolio maturity, geographic or credit quality restrictions of The Fund.

  The Monitor Ohio Tax Free Fund offers clients an opportunity to invest in securities which are exempt from Federal and Ohio income taxes with an average maturity of four to seven years, and may invest in obligations with a remaining maturity of up to fifteen years. Under normal market conditions, The Fund must invest at least 80% of its assets in Ohio tax-exempt securities which are rated in the top four categories by an NRSRO(s), a nationally recognized statistical rating organization or, if not rated, of comparable quality as determined by Huntington.

  The Fund is 100% invested in Ohio securities with no issue representing more than 5% of the portfolio. The overall credit quality of the Fund is AA2. In 1998, we expect to keep the average life of the portfolio around six years. This will be accomplished by investing new cash in the ten to fifteen year securities, or by selling shorter maturities when appropriate."


                         INVESTMENT PERFORMANCE PROFILE

                               TOTAL RETURNS (%)
                             Period Ending 12/31/97

                             TRUST INVESTMENT
                            SHARES    SHARES++
QTR                          1.82%     1.72%
1-Year Annualized            6.11%     5.88%
3-Year Annualized            6.93%     6.68%
5-Year Annualized            5.18%     4.92%
Annualized Since Incep.  10/18/88    5/1/91
                             6.00%     5.43%


                               PORTFOLIO PROFILE

  Net Assets ($ mil).............  $ 65.8
  Net Asset Value (Trust Shares).  $21.74
  30-Day SEC Yield (%)...........    3.68%
  Number of Issues...............     181
  Average Maturity (Yrs.)........     5.5
  Cash Reserves (%)..............     3.0%


                GROWTH OF $10,000 INVESTED IN THE MONITOR OHIO
                  TAX-FREE FUND--INVESTMENT AND TRUST SHARES

  The graphs below illustrates the hypothetical investment of $10,000 in The Fund -- Investment Shares from May 1, 1991 (commencement of operations) to December 31, 1997, compared to the Lehman Brothers State General Obligation Index ("LBSGO")+, Lehman Brothers 5 Year General Obligation Index ("LB5GO")+, Lipper Short Municipal Debt Fund Average ("LSMD")++, and the Lipper Intermediate Municipal Debt Fund Average ("LIMD")++ and The Fund--Trust Shares from October 18, 1988 (commencement of operations) to December 31, 1997, compared to the Lehman Brothers State General Obligation Index ("LBSGO")+, Lehman Brothers 5 Year General Obligation Index ("LB5GO")+, Lipper Short Municipal Debt Fund Average ("LSMD")++, and the Lipper Intermediate Municipal Debt Fund Average ("LIMD")++.

For explanation of indices, please refer to page 35.



                         [PERFORMANCE GRAPH TO COME]

                          [PERFORMANE GRAPH TO COME]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

++ Total Returns do not reflect the maximum sales load of 2.00%

--------------------------------------------------------------------------------
 Fixed Income Securities Fund                                  As of 12/31/97
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

  Steve Geis, Vice President, is the senior fixed income manager of the Trust Division, and manages both The Monitor Fixed Income Securities Fund and The Monitor Short/Intermediate Fixed Income Securities Fund. Steve, a graduate of The College of Wooster, received his M.B.A. from The University of Dayton and his J.D. from Capital University. Here are Steve's comments on The Monitor Fixed Income Securities Fund (The Fund):

  "For the fiscal year ended December 31, 1997, The Monitor Fixed Income Securities Fund (Trust Shares) had a total return of 8.83% compared with 9.76% for the Lehman Brothers Government/Corporate Bond Index. The Fund's present average maturity is 7.8 years with a duration of 5.3 years, and is currently comprised of approximately 59% corporate bonds; 38% U.S. government bonds; and 3% commercial paper.

  After spiking up during the first several months of the year, interest rates generally fell through the remainder of 1997. This had a more pronounced effect on longer term maturities (five years and out) than on shorter term obligations. As we moved into 1998, long term interest rates temporarily fell below their twenty year historical lows reached back in 1993.

  Our 1997 investment strategy emphasized a high quality orientation, a laddered distribution of maturities, and a high degree of industry and per issuer diversification. We concentrated on higher yielding corporate bonds early in the year. As spreads between corporates and U.S. Government issues narrowed, we shifted our emphasis to U.S. Treasury obligations."


--------------------------------------------------------------------------------

                         INVESTMENT PERFORMANCE PROFILE

                               TOTAL RETURNS (%)
                             Period Ending 12/31/97

                          TRUST INVESTMENT
                         SHARES    SHARES++
QTR                       2.75%     2.69%
1-Year Annualized         8.83%     8.54%
3-Year Annualized         9.60%     9.32%
5-Year Annualized         6.73%     6.46%
Annualized Since Incep.  7/3/89   5/1/91
                          7.85%     7.60%


                               PORTFOLIO PROFILE

  Net Assets ($ mil).............  $155.0
  Net Asset Value (Trust Shares).  $21.41
  30-Day SEC Yield (%)...........    5.73%
  Number of Issues...............     114
  Average Maturity (Yrs.)........     7.8
  Cash Reserves (%)..............     2.5%


                        GROWTH OF $10,000 INVESTED IN
                 THE MONITOR FIXED INCOME SECURITIES FUND --
                         INVESTMENT AND TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Fund--Investment Shares from May 1, 1991 (commencement of operations) to December 31, 1997, compared to the Lehman Brothers Government/Corporate Bond Index ("LBGCB")+ and the Lipper Intermediate Investment Grade Debt Fund Average ("LIIGDF")++ and The Fund--Trust Shares from July 3, 1989 (commencement of operations) to December 31, 1997, compared to the Lehman Brothers Government/Corporate Bond Index ("LBGCB")+ and the Lipper Intermediate Investment Grade Debt Fund Average ("LIIGDF")++

For explanation of indices and bond ratings, please refer to page 35.


                          [PERFORMANE GRAPH TO COME]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

++ Total Returns do not reflect the maximum sales load of 2.00%

                           [PIE CHART APPEARS HERE]


                               Fund Composition
                                as of 12/31/97

                        U.S. Govt.            38%
                        Baa                   13%
                        Aa                     7%
                        Aaa                    2%
                        Cash
                        Equivalents            3%
                        A                     37%

--------------------------------------------------------------------------------
 Mortgage Securities Fund                                      As of 12/31/97
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

  The Monitor Mortgage Securities Fund (The Fund) is managed by Piper Capital Management of Minneapolis, Minnesota on behalf of the Trust division of The Huntington National Bank. Worth Bruntjen and Bruce Salvog served as co-managers of The Fund during 1997. Worth has participated in the management of The Mortgage Securities Fund since its inception in 1991. Bruce, a graduate of Harvard University, heads up the Core Fixed Income Team at Piper Capital Management.

  "The Monitor Mortgage Securities Fund (Trust Shares) had a total return of 8.77% for the year ended December 31, 1997 as included in the Financial Highlights. This compares with the Lehman 15 year Mortgage at 9.49%.

  The combination of our duration, structure and sector strategies helped The Monitor Mortgage Securities Fund perform in line with its benchmarks and with the Lipper Mortgage Average for the year (8.58%). First, we have maintained a long to neutral duration strategy during 1997, and this approach contributed positively during the summer rally. Our investments in mortgage pass-through securities with comparably low 6 1/2% and 7% coupons helped avoid prepayments, and also helped keep The Fund duration on target even as interest rates fell.

  Looking forward, we are continuing to steer a neutral course between domestic inflationary pressures and international deflationary forces, pending a market move outside the recent trading range. Market rates are currently causing even lower coupon mortgages securities to prepay faster. We are evaluating alternative mortgage securities to reduce any further increase in prepayments."

                    --------------------------------------

                         INVESTMENT PERFORMANCE PROFILE

                               TOTAL RETURNS (%)
                             Period Ending 12/31/97

                          TRUST INVESTMENT
                         SHARES    SHARES++
QTR                       2.20%     2.25%
1-Year Annualized         8.77%     8.54%
3-Year Annualized        14.97%    14.78%
5-Year Annualized         5.28%     5.10%
Annualized Since Incep.  6/2/92   6/2/92
                          6.39%     6.19%


                               PORTFOLIO PROFILE

  Net Assets ($ mil).............. $38.1
  Net Asset Value (Trust Shares).. $8.24
  30-Day SEC Yield (%)............  6.16%
  Number of Issues................    33
  Cash Reserves (%)...............   5.3%


                        GROWTH OF $10,000 INVESTED IN
                    THE MONITOR MORTGAGE SECURITIES FUND
                        --INVESTMENT AND TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Fund--Trust and Investment Shares from June 2, 1992 (commencement of operations) to December 31, 1997, compared to the Lipper U.S. Mortgage Fund Average ("LUSMF")++ and the Lehman Mortgage-Backed Index ("LMI")+.

For explanation of indices, please refer to page 35.


                         [PERFORMANCE GRAPH TO COME]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

++Total returns do not reflect the maximum sales load of 2.00%

--------------------------------------------------------------------------------
 Short/Intermediate Fixed Income Securities Fund             As of 12/31/97
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION & ANALYSIS

  Steve Geis, Vice President, is the senior fixed income manager of the Trust Division, and manages both The Monitor Fixed Income Securities Fund and The Monitor Short/Intermediate Fixed Income Securities Fund. Steve, a graduate of The College of Wooster, received his M.B.A. from The University of Dayton and his J.D. from Capital University. Here are Steve's comments on The Monitor Short/Intermediate Fixed Income Securities Fund (The Fund):

  "For the fiscal year ended December 31, 1997, the total return of The Monitor Short/Intermediate Fixed Income Securities Fund was 6.56% (Trust Shares). This compares with 7.87% for the Lehman Intermediate Government/Corporate Index and 7.16% for the Merrill Lynch 1-5 Year Government/Corporate Index.

  After spiking up during the first several months of the year, interest rates generally fell through the remainder of 1997. This had a more pronounced effect on longer term maturities (five years and out) than on shorter term obligations. As we moved into 1998, long term interest rates temporarily fell below their twenty year historical lows reached back in 1993.

  Our 1997 investment strategy emphasized a high quality orientation, a laddered distribution of maturities, and a high degree of industry and per issuer diversification. We concentrated on higher yielding corporate bonds early in the year. As spreads between corporates and U.S. Government issues narrowed, we shifted our emphasis to U.S. Treasury obligations."

--------------------------------------------------------------------------------

                         INVESTMENT PERFORMANCE PROFILE

                               TOTAL RETURNS (%)
                             Period Ending 12/31/97

                                  TRUST SHARES
QTR                                   1.72%
1-Year Annualized                     6.56%
3-Year Annualized                     7.75%
5-Year Annualized                     5.88%
Annualized Since Incep. (7/3/89)      7.22%


                               PORTFOLIO PROFILE

  Net Assets ($ mil).............  $126.8
  Net Asset Value (Trust Shares).  $20.04
  30-Day SEC Yield (%)...........    5.51%
  Number of Issues...............      81
  Average Maturity (Yrs.)........     2.8
  Cash Reserves (%)..............     2.5%


                        GROWTH OF $10,000 INVESTED IN
                 THE MONITOR SHORT/INTERMEDIATE FIXED INCOME
                        SECURITIES FUND--TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Fund--Trust Shares from July 3, 1989 (commencement of operations) to December 31, 1997, compared to the Lehman Intermediate Government/Corporate Index ("LIGC")+ and the Merrill Lynch 1-5 Year Composite Treasury Index ("ML1-5YCT")+ and the Merrill Lynch 1-5 Year Government/Corporate Index (MLI-5YGC)+ and the Lipper Short-Term Investment Grade Debt Fund Average ("LSTIGDF")++.

For explanation of indices and bond ratings, please refer to page 35.


                          [PERFORMANE GRAPH TO COME]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.


                          [PIE CHART APPEARS HERE]

                              Fund Composition
                                as of 12/31/97

                             A              43%
                             Cash
                             Equivalents     3%
                             U.S. Govt.     37%
                             Baa            15%

--------------------------------------------------------------------------------
 Portfolio of Investments
--------------------------------------------------------------------------------

                                           -------------------------------------
THE MONITOR MONEY MARKET FUND              December 31, 1997

-------------------------------------------
 PRINCIPAL
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 (A) COMMERCIAL PAPER - 90.8%
-------------------------------------------
 AGRICULTURE - 1.8%
  $5,000   Cargill Inc., 5.50%,
            01/23/98                 $4,983
   5,000   Cargill Inc., 5.57%,
            02/11/98                  4,968
-------------------------------------------
                                      9,951
-------------------------------------------
 AUTOMOTIVE - 2.6%
   5,000   Daimler Benz N.A.,
            5.53%, 01/20/98           4,985
   5,000   Daimler Benz N.A.,
            5.73%, 02/20/98           4,960
   5,000   Daimler Benz N.A.,
            5.70%, 02/25/98           4,957
-------------------------------------------
                                     14,902
-------------------------------------------
 BANKING - 3.5%
   5,000   J P Morgan & Co.,
            5.68%, 03/16/98           4,942
   5,000   National City Credit
            Corp., 5.65%, 02/25/98    4,957
   5,000   National City Credit
            Corp., 5.65%, 03/04/98    4,951
   5,000   Toronto Dominion
            Holdings, 5.50%,
            01/07/98                  4,995
-------------------------------------------
                                     19,845
-------------------------------------------
 BUSINESS EQUIPMENT & SERVICES - 1.8%
   5,000   Hewlett Packard, 5.90%,
            01/07/98                  4,995
   5,000   Pitney Bowes Credit
            Corp., 5.50%, 01/14/98    4,990
-------------------------------------------
                                      9,985
-------------------------------------------
 CHEMICALS - 7.1%
   5,000   Air Products &
            Chemicals, 6.00%,
            01/07/98                  4,995
   5,000   du Pont (E.I.) de
            Nemours & Co., 5.64%,
            02/04/98                  4,973
   5,000   du Pont (E.I.) de
            Nemours & Co., 5.64%,
            03/03/98                  4,952
   5,000   du Pont (E.I.) de
            Nemours & Co., 5.67%,
            03/05/98                  4,950
  10,000   Monsanto Co., 6.66%,
            01/02/98                  9,998
   5,000   U.S. Borax & Chemicals
            Inc., 5.60%,
            01/20/98(g)               4,985
   5,000   U.S. Borax & Chemicals
            Inc., 5.75%,
            03/03/98(g)               4,951
-------------------------------------------
                                     39,804
-------------------------------------------
 CONSUMER PRODUCTS - 4.5%
  10,000   Abbott Labs Inc.,
            5.63%, 01/05/98           9,994
   5,399   Proctor & Gamble Co.,
            5.62%, 01/16/98           5,386
   5,000   Proctor & Gamble Co.,
            5.52%, 01/26/98           4,981
   5,000   Proctor & Gamble Co.,
            5.63%, 02/03/98           4,974
-------------------------------------------
                                     25,335
-------------------------------------------
 DIVERSIFIED - 2.4%
   7,500   Emerson Electric Co.,
            5.65%, 01/15/98           7,484
   6,000   General Electric Co.,
            5.51%, 01/12/98           5,990
-------------------------------------------
                                     13,474
-------------------------------------------
 ELECTRONICS - 5.4%
   5,000   Motorola Inc., 5.65%,
            02/02/98                  4,975
   5,000   Motorola Inc., 5.53%,
            01/12/98                  4,992
   5,725   Motorola Inc., 5.52%,
            01/26/98                  5,703
   5,000   Siemens Capital Corp.,
            5.59%, 02/09/98           4,970
   5,000   Siemens Capital Corp.,
            5.61%, 02/09/98           4,970
   5,000   Siemens Capital Corp.,
            5.61%, 02/13/98           4,966
-------------------------------------------
                                     30,576
-------------------------------------------
 ENTERTAINMENT - 3.5%
   5,000   Walt Disney Co., 5.48%,
            01/13/98                  4,991
   5,000   Walt Disney Co., 5.52%,
            01/15/98                  4,989
   5,000   Walt Disney Co., 5.63%,
            02/17/98                  4,963
   5,000   Walt Disney Co., 5.56%,
            02/18/98                  4,963
-------------------------------------------
                                     19,906
-------------------------------------------
 FINANCIAL - 8.8%
  10,000   American Express Credit
            Corp., 5.76%,
            01/08/98(b)              10,000
  15,000   Ford Motor Credit Co.,
            6.12%, 01/02/98(b)       15,000
   5,000   IBM Credit Corp.,
            5.48%, 01/06/98           4,996
   5,000   IBM Credit Corp.,
            5.51%, 01/06/98           4,996
   5,000   IBM Credit Corp.,
            5.57%, 02/18/98           4,963
   5,000   Xerox Credit Corp.,
            5.70%, 01/07/98           4,995
   5,000   Xerox Credit Corp,
            5.65%, 03/12/98           4,945
-------------------------------------------
                                     49,895
-------------------------------------------

 PRINCIPAL
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 COMMERCIAL PAPER (CONTINUED)
-------------------------------------------
 FOOD & BEVERAGE - 5.6%
  $7,000   Anheuser Busch Co.,
            5.50%, 01/14/98          $6,986
   5,000   Anheuser Busch Co.,
            5.55%, 01/16/98           4,989
   5,000   Anheuser Busch Co.,
            5.66%, 02/27/98           4,955
   5,000   Coca-Cola Inc., 5.50%,
            01/13/98                  4,991
   5,000   Coca-Cola Inc., 5.50%,
            01/21/98                  4,985
   5,000   Coca-Cola Inc., 5.56%,
            02/10/98                  4,969
-------------------------------------------
                                     31,875
-------------------------------------------
 FOOD PRODUCTS - 8.3%
  10,000   Campbell Soup Co.,
            5.50%, 01/05/98           9,994
   5,000   Campbell Soup Co.,
            5.51%, 01/29/98           4,979
   7,000   Heinz H. J., Co.,
            5.72%, 01/15/98           6,984
   5,000   Heinz H. J., Co.,
            5.60%, 02/23/98           4,959
  10,000   Hershey Foods, 5.82%,
            01/26/98                  9,960
   5,000   Hershey Foods, 5.61%,
            01/30/98                  4,977
   5,000   Kellogg Co.,
            5.70%,01/27/98            4,979
-------------------------------------------
                                     46,832
-------------------------------------------
 FUNDING CORP - 2.8%
   5,000   A I G Funding Corp.,
            5.80%, 01/06/98           4,996
   6,000   New Center Asset Trust,
            5.78%, 02/17/98           5,955
   5,000   New Center Asset Trust,
            5.84%, 03/17/98(b)        5,000
-------------------------------------------
                                     15,951
-------------------------------------------
 INSURANCE - 6.9%
   7,000   A I Credit Corp.,
            5.60%, 01/23/98           6,976
   5,165   Met Life Funding Corp.,
            5.68%, 01/22/98           5,148
   5,000   Met Life Funding Corp.,
            5.74%, 02/13/98           4,966
   5,000   Met Life Funding Corp.,
            5.75% 02/19/98            4,961
   7,000   USAA Capital Corp.,
            5.73%, 01/20/98           6,979
   5,000   USAA Capital Corp.,
            5.63%, 02/17/98           4,963
   5,000   USAA Capital Corp.,
            5.75%, 03/05/98           4,950
-------------------------------------------
                                     38,943
-------------------------------------------
 OIL & GAS - 4.4%
   5,000   Amoco Co., 5.47%,
            01/07/98                  4,995
   5,000   Amoco Co., 5.52%,
            01/16/98                  4,989
   5,000   Atlantic Richfield,
            5.47%, 01/28/98           4,979
   5,000   Atlantic Richfield,
            5.54%, 01/30/98           4,978
   5,000   Shell Oil Co., 5.85%,
            01/09/98                  4,994
-------------------------------------------
                                     24,935
-------------------------------------------
 PHARMACEUTICALS - 1.1%
   6,000   Schering-Plough Corp.,
            5.72%, 03/19/98           5,927
-------------------------------------------
 PRINTING & PUBLISHING - 6.6%
  10,000   Dow Jones Co., 6.03%,
            01/09/98(g)               9,987
   7,000   Gannett Co., 5.90%,
            01/13/98(g)               6,986
   8,300   Gannett Co., 5.75%,
            01/16/98                  8,280
   7,000   McGraw Hill Co., 5.67%,
            03/09/98                  6,926
   5,000   R R Donnelley & Sons,
            5.70%, 02/03/98(g)        4,974
-------------------------------------------
                                     37,153
-------------------------------------------
 SOVEREIGN GOVERNMENT - 5.4%
   7,820   Canadian Wheat Board,
            5.45%, 01/06/98           7,814
   8,000   Canadian Wheat Board,
            5.66%, 02/12/98           7,947
   5,000   Wool International,
            5.48%, 01/27/98           4,980
   5,000   Wool International,
            5.50%, 01/30/98           4,978
   5,000   Wool International,
            5.64%, 03/18/98           4,941
-------------------------------------------
                                     30,660
-------------------------------------------
 TECHNOLOGY - 3.5%
   5,000   Electronic Data Systems
            Corp., 5.55%,
            01/08/98(g)               4,995
   5,000   Lucent Technologies,
            5.47%, 01/08/98           4,995
   5,000   Lucent Technologies,
            5.49%, 01/21/98           4,985
   5,000   Lucent Technologies,
            5.53%, 01/22/98           4,984
-------------------------------------------
                                     19,959
-------------------------------------------

                                           ------------------------------------
THE MONITOR MONEY MARKET FUND              (Continued)

-------------------------------------------
 PRINCIPAL
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 COMMERCIAL PAPER (CONTINUED)
-------------------------------------------
 TELECOMMUNICATIONS - 4.8%
  $5,000   A T & T Corp., 5.52%,
            02/02/98                 $4,975
   5,000   A T & T Corp., 5.62%,
            02/11/98                  4,968
   5,000   A T & T Corp., 5.70%,
            03/02/98                  4,953
   7,000   Bell South
            Telecommunications,
            5.67%, 02/04/98           6,962
   5,000   Bell South
            Telecommunications,
            5.70%, 02/10/98           4,968
-------------------------------------------
                                     26,826
-------------------------------------------
 TOTAL COMMERCIAL PAPER (AT
  AMORTIZED COST)                   512,734
-------------------------------------------
 REPURCHASE AGREEMENTS - 9.6%
-------------------------------------------
  14,009   Morgan Stanley Group,
            dated 12/31/97,
            6.20%,
            due 01/02/98,
            repurchase price
            $14,014,225
            (collateralized by
            U.S. Treasury
            obligations,
            total par value
            $9,915,000, 12.75%,
            11/15/10;
            total market value
            $14,314,302)             14,009
-------------------------------------------

-------------------------------------------

 PRINCIPAL
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 REPURCHASE AGREEMENTS (CONTINUED)
-------------------------------------------
  $40,000  Morgan Stanley Group,
            dated 12/30/97,
            6.05%,
            due 01/05/98,
            repurchase price
            $40,040,333
            (collateralized by
            U.S. Treasury
            obligations,
            total par value
            $40,000,000, 7.70%,
            05/29/07;
            total market value
            $40,966,491)            $40,000
-------------------------------------------
                                     54,009
-------------------------------------------
 TOTAL INVESTMENTS (AT AMORTIZED
  COST)                            $566,743
-------------------------------------------

See Notes To Portfolios of Investments.
                                                             ------------------
THE MONITOR OHIO MUNICIPAL MONEY MARKET FUND                    December 31,
                                                                1997
--------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO - 99.2%
-------------------------------------------------------------------------------
  $1,120   Allen County, OH, BANs, 4.13%, 11/23/98                       $1,122
-------------------------------------------------------------------------------
   1,000   American Municipal Power, Inc., BANs,
            4.10%, 12/04/98                                               1,000
-------------------------------------------------------------------------------
   1,490   Ashland County, OH, IDR, (Landover Properties)/(Banc One
            LOC), 4.15%, 11/01/04                                         1,490
-------------------------------------------------------------------------------
   1,000   Ashland, OH, Sanitary Sewer System Improvement, 3.96%,
            03/19/98                                                      1,001
-------------------------------------------------------------------------------
   2,000   Barberton, OH, LSD , Series B, 4.48%, 06/01/98                 2,005
-------------------------------------------------------------------------------
   1,500   Berea City, OH, BANs, 4.00%, 10/15/98                          1,502
-------------------------------------------------------------------------------
   1,500   Butler County, OH, BANs, 4.25%, 10/22/98                       1,505
-------------------------------------------------------------------------------
   2,000   Butler County, OH, HRB, Weekly VRDNs, (Middletown Regional
            Hospital)/(Star Bank LOC), 4.10%, 11/01/17                    2,000
-------------------------------------------------------------------------------
   1,930   Centerville, OH, Weekly VRDNs, (Bethany Village)/(PNC Bank
            OH LOC), 3.80%, 11/01/13                                      1,930
-------------------------------------------------------------------------------
   1,300   Cincinnati Hamilton, OH, Student Loan Funding Corp., Weekly
            VRDNs, (Bank of America LOC),
            3.70%, 12/29/98                                               1,300
-------------------------------------------------------------------------------
   3,200   Cincinnati Hamilton, OH, Daily VRDNs, (Kenwood Office
            Association Project)/(Kredietbank N.V. LOC),
            4.95%, 09/01/25                                               3,200
-------------------------------------------------------------------------------
   1,000   Cleveland Heights, OH, BANs, 4.25%, 08/27/98                   1,003
-------------------------------------------------------------------------------
   3,000   Columbus, OH, (Westdeutsche Landesbank LOC), 4.05%,
            12/01/17                                                      3,000
-------------------------------------------------------------------------------
   1,100   Columbus, OH, BANs, 4.22%, 04/17/98                            1,101
-------------------------------------------------------------------------------
   4,700   Columbus, OH, Electric System Revenue, Weekly VRDNs,(Union
            Bank Of Switzerland LOC),
            3.70%, 09/01/09                                               4,700
-------------------------------------------------------------------------------
   5,100   Columbus, OH, SSRB, Weekly VRDNs, (Series 1994), 4.10%,
            06/01/11                                                      5,100
-------------------------------------------------------------------------------
   4,500   Columbus, OH, Weekly VRDNs, (Westdeutsche Landesbank LOC),
            4.05%, 06/01/16                                               4,500
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000)                                                                   (000)
------------------------------------------------------------------------------
 OHIO - (CONTINUED)
------------------------------------------------------------------------------
  $  700   Cuyahoga County, OH, (Cleveland Neighborhood)/(Key Bank
            LOC), 3.95%, 06/01/02                                       $  700
------------------------------------------------------------------------------
   2,000   Cuyahoga County, OH, HRB, Weekly VRDNs, (Cleveland
            Clinic)/(Series B), 3.65%, 01/01/26                          2,000
------------------------------------------------------------------------------
   1,400   Cuyahoga County, OH, IDA, Weekly VRDNs, (Allen Group
            Inc.)/(Dresdner Bank AG, NY LOC),
            3.60%, 12/01/15                                              1,400
------------------------------------------------------------------------------
     995   Cuyahoga County, OH, IDR, (Fogg Centax, 11
            Project)/(Equitable Federal LOC), 4.00%, 07/01/99              995
------------------------------------------------------------------------------
   3,150   Cuyahoga County, OH, IDR, Weekly VRDNs, (Edgecomb
            Metals)/(Banque Nationale De Paris LOC), 4.15%, 09/01/09     3,150
------------------------------------------------------------------------------
   2,000   Cuyahoga County, OH, HRB Weekly VRDNs, (Cleveland, Clinic
            Series 1996A)/(Morgan Guaranty LOC), 3.60%, 01/01/26         2,000
------------------------------------------------------------------------------
   4,100   Cuyahoga County, OH, HRB (University Hospital)/(Dai-Ichi
            Kangyo Bank Ltd. LOC), 5.25%, 01/01/16                       4,100
------------------------------------------------------------------------------
   1,500   Dayton, OH, BANs, 3.95%, 09/15/98                             1,502
------------------------------------------------------------------------------
     800   Delaware County, OH, IDR, Weekly VRDNs, (Radiation
            Sterilizers)/(Wells Fargo LOC), 4.50%, 12/01/04                800
------------------------------------------------------------------------------
   1,875   Dover, OH, BANs, 4.15%, 09/10/98                              1,878
------------------------------------------------------------------------------
   1,000   Euclid, OH, BANs, 4.05%, 06/12/98                             1,001
------------------------------------------------------------------------------
   1,090   Euclid, OH, BANs, 4.12%, 07/31/98                             1,091
------------------------------------------------------------------------------
   1,600   Evendale, OH, IDR, Weekly VRDNs, (Shaver Real Estate)/(ABN
            AMRO Bank LOC), 3.70%, 09/01/15                              1,600
------------------------------------------------------------------------------
   2,000   Franklin County, OH, HRB, (Series 1996), /(U.S.
            Health)/(Morgan Guaranty Trust LOC),
            4.10%, 12/01/21                                              2,000
------------------------------------------------------------------------------
   1,100   Franklin County, OH, HRB, Weekly VRDNs, (Childrens
            Hospital)/(Banc One SPA), 3.85%, 12/01/14                    1,100
------------------------------------------------------------------------------
   3,700   Franklin County, OH, HRB, Weekly VRDNs, (Fransiscan
            Sisters)/(Chase Manhattan Bank LOC),
            5.00%, 07/01/15                                              3,700
------------------------------------------------------------------------------

                                                               ----------------
THE MONITOR OHIO MUNICIPAL MONEY MARKET FUND                   (Continued)

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO (CONTINUED)
-------------------------------------------------------------------------------
  $2,500   Franklin County, OH, HRB, Weekly VRDNs, (Holy
            Cross Health)/(Morgan Guaranty Trust LOC),
            4.00%, 06/01/16                                              $2,500
-------------------------------------------------------------------------------
     750   Franklin County, OH, IDR, Daily VRDNs, (Columbus College
            Art Design)/(Bank One LOC),
            3.75%, 10/01/11                                                 750
-------------------------------------------------------------------------------
   1,500   Franklin County, OH, Weekly VRDNs, (Dominican
            Sisters)/(Fifth Third Bank LOC), 3.70%, 12/01/16              1,500
-------------------------------------------------------------------------------
   1,100   Hamilton County, OH, Daily VRDNs, (Automated Data
            Processing Co.), 4.05%, 10/15/12                              1,100
-------------------------------------------------------------------------------
   1,750   Hamilton County, OH, Health Care System, Weekly VRDNs,
            (West Park)/(Fifth Third Bank LOC),
            3.75%, 07/01/17                                               1,750
-------------------------------------------------------------------------------
   2,000   Hamilton County, OH, HRB, Weekly VRDNs, (Childrens
            Hospital)/(Series A)/(PNC Bank LOC),
            4.10%, 05/15/17                                               2,000
-------------------------------------------------------------------------------
   2,000   Hamilton County, OH, HRB, Weekly VRDNs, (Health
            Alliance)/(Series B)/(MBIA Insured),
            3.70%, 01/01/18                                               2,000
-------------------------------------------------------------------------------
     500   Hamilton County, OH, HRB, Weekly VRDNs, (Health
            Alliance)/(Series A)/(MBIA Insured),
            3.65%, 01/01/18                                                 500
-------------------------------------------------------------------------------
   2,000   Highland Heights, OH, BANs, 4.05%, 11/19/98                    2,003
-------------------------------------------------------------------------------
   1,000   Hilliard, OH BANs, 4.15%, 09/10/98                             1,002
-------------------------------------------------------------------------------
   1,050   Hilliard, OH, BANs, 4.35%, 04/09/98                            1,051
-------------------------------------------------------------------------------
   1,325   Lakota, OH, LSD BANs, 4.20%, 06/11/98                          1,326
-------------------------------------------------------------------------------
   1,000   Lebanon, OH, BANs, 4.17%, 06/04/98                             1,001
-------------------------------------------------------------------------------
   1,820   Lorain County, OH, Weekly VRDNs, (United Methodist Project
            A)/(Key Bank LOC), 3.80%, 06/01/22                            1,820
-------------------------------------------------------------------------------
   1,825   Lorain County, OH, HRB, Weekly VRDNs, (Elyria United
            Methodist)/(Key Bank LOC), 3.80%, 06/01/12                    1,825
-------------------------------------------------------------------------------
   1,000   Loveland, OH, GO BANs, 4.11%, 09/10/98                         1,001
-------------------------------------------------------------------------------
   1,000   Lyndhurst, OH, BANs, 4.00%, 03/18/98                           1,000
-------------------------------------------------------------------------------
   2,000   Mahoning County, OH, HRB (Forum Health Obligation Group
            B)/(MBIA Insured), 4.00%, 12/01/27                            2,000
-------------------------------------------------------------------------------
     945   Mahoning County, OH, Daily VRDNs, (Series 1992)/ (Copland
            Oaks)/(Bank One LOC), 4.15%, 04/01/17                           945
-------------------------------------------------------------------------------
   1,260   Marion County, OH, BANs, 4.00%, 02/11/98                       1,260
-------------------------------------------------------------------------------
     900   Marion County, OH, Daily VRDNs, (Bank One LOC), 4.15%,
            08/01/20                                                        900
-------------------------------------------------------------------------------
   2,000   Mason, OH, EDR, Weekly VRDNs, (Cedar Village Project),
            4.12%, 12/01/07                                               2,000
-------------------------------------------------------------------------------
   1,000   Mason, OH, LSD, BANs, 4.15%, 03/20/98                          1,001
-------------------------------------------------------------------------------
     500   Mason, OH, LSD, BANs, 4.45%, 03/20/98                            501
-------------------------------------------------------------------------------
   1,000   Montgomery County, OH, HRB, (Miami Valley Series
            B)/(Northern Trust LOC), 3.70%, 02/03/98(f)                   1,000
-------------------------------------------------------------------------------
   1,000   Morrow County, OH, Daily VRDNs, (Field Container)/(American
            National Bank LOC),
            4.00%, 12/01/99                                               1,000
-------------------------------------------------------------------------------
   1,000   Ohio School Districts Cash Flow Borrowing Program, TANs,
            4.47%, 06/30/98                                               1,003
-------------------------------------------------------------------------------
   2,500   Ohio State Air Quality, Cleveland Electric,
            3.80%, 3/02/98(f)                                             2,500
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO (CONTINUED)
-------------------------------------------------------------------------------
  $2,700   Ohio State Air Quality Development Authority, Daily
            VRDNs, (Mead Corp.)/(Deutsche Bank LOC),
            5.00%, 10/01/01                                              $2,700
-------------------------------------------------------------------------------
   4,100   Ohio State Development Authority, Daily VRDNs, (Mead
            Corp.)/(Swiss Bank LOC), 5.00%, 11/01/15                      4,100
-------------------------------------------------------------------------------
   3,200   Ohio State Environmental Improvement, Weekly VRDNs, (USX
            Corp.)/(Sanwa Bank LOC),
            4.15%, 05/01/11                                               3,200
-------------------------------------------------------------------------------
   3,200   Ohio State Higher Education Facility, Daily VRDNs,
            (Oberlin College)/(Morgan Guaranty Trust LOC),
            3.80%, 10/01/15                                               3,200
-------------------------------------------------------------------------------
   1,000   Ohio State Higher Education Facility, Weekly VRDNs, (Mt.
            Vernon Nazarene College)/(National City Bank LOC),
            4.28%, 09/01/09                                               1,000
-------------------------------------------------------------------------------
   1,000   Ohio State Higher Education Facility, Weekly VRDNs,
            4.15%, 09/01/17                                               1,000
-------------------------------------------------------------------------------
   4,250   The Ohio State University, Daily VRDNs,
            (Series 1986 B)/(National Westminster Bank PLC LOC),
            3.80%, 12/01/06                                               4,250
-------------------------------------------------------------------------------
   1,975   The Ohio State University, Weekly VRDNs, (Series 1985
            B)/(National Westminster Bank PLC LOC),
            3.80%, 12/01/01                                               1,975
-------------------------------------------------------------------------------
   2,525   The Ohio State University, Weekly VRDNs, (Series 1992 B),
            3.85%, 12/01/12                                               2,525
-------------------------------------------------------------------------------
   4,000   Ohio Water Development Authority, Weekly VRDNs,
            (Cleveland Electric)/(First Chicago LOC), 4.05%,
            07/01/20                                                      4,000
-------------------------------------------------------------------------------
   1,500   Ottawa County, OH, BANs, 4.00%, 02/25/98                       1,501
-------------------------------------------------------------------------------
   2,245   Plain City, OH, LSD, BANs, 4.00%, 04/15/98                     2,247
-------------------------------------------------------------------------------
   3,000   Sharonville, OH, IDR, Weekly VRDNs, (Edgecomb
            Metals)/(Banque Nationale De Paris LOC), 4.15%, 11/01/09      3,000
-------------------------------------------------------------------------------
   1,000   South Euclid, OH, BANs, 4.15%, 04/08/98                        1,001
-------------------------------------------------------------------------------
   1,000   Stark County, OH, BANs, 4.10%, 04/15/98                        1,001
-------------------------------------------------------------------------------
   1,340   Stowe, OH, BANs, 4.00%, 12/17/98                               1,342
-------------------------------------------------------------------------------
     600   Strongsville, OH, BANs, 4.02%, 11/18/98                          601
-------------------------------------------------------------------------------
   2,100   Summit County, OH, IDR, Monthly VRDNs,
            (Petrarca/Cedarwood)/(Firemans Newark Insured), 4.70%,
            04/01/00                                                      2,100
-------------------------------------------------------------------------------
   1,200   Sylvania, OH, LSD, BANs, 4.39%, 12/16/98                       1,205
-------------------------------------------------------------------------------
   2,000   Toledo Lucas, OH, 3.70%, 01/15/98                              2,000
-------------------------------------------------------------------------------
   1,500   University Of Cincinnati, OH, BANs, 4.04%, 03/19/98            1,501
-------------------------------------------------------------------------------
   1,600   University Of Cincinnati, OH, BANs, 4.24%, 03/19/98            1,601
-------------------------------------------------------------------------------
     925   Vermillion, OH, BANs, 4.30%, 10/29/98                            926
-------------------------------------------------------------------------------
   1,000   Warren County, OH, IDR, Weekly VRDNs, (Pioneer,
            Industrial)/(Bank of Tokyo-Mitsubishi Bank LOC), 4.10%,
            12/01/05                                                      1,000
-------------------------------------------------------------------------------
     700   Wooster, OH, IDR, Weekly VRDNs, (Allen Group)/
            (National Bank of Detroit LOC), 3.90%, 12/01/10                 700
-------------------------------------------------------------------------------
 TOTAL OHIO (AT AMORTIZED COST)                                         154,391
-------------------------------------------------------------------------------
 OTHER - 0.4%
-------------------------------------------------------------------------------
     613   Nuveen Tax-Exempt Money Market Fund, Inc.                        613
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (AT AMORTIZED COST)                                 $155,004
-------------------------------------------------------------------------------

See Notes to Portfolios of Investments.

                                                             ------------------
THE MONITOR U.S. TREASURY MONEY MARKET FUND                  December 31, 1997

-------------------------------------------
 PRINCIPAL
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 U.S. TREASURY BILLS - 49.4% (A)
-------------------------------------------
  $10,000  U.S. Treasury Bill,
            5.13%, 01/02/98          $9,999
-------------------------------------------
   20,000  U.S. Treasury Bill,
            5.13%, 01/08/98          19,980
-------------------------------------------
   20,000  U.S. Treasury Bill,
            5.14%, 01/15/98          19,960
-------------------------------------------
   20,000  U.S. Treasury Bill,
            4.97%, 01/29/98          19,923
-------------------------------------------
   20,000  U.S. Treasury Bill,
            5.05%, 02/05/98          19,902
-------------------------------------------
   40,000  U.S. Treasury Bill,
            5.13%, 03/05/98          39,640
-------------------------------------------
   30,000  U.S. Treasury Bill,
            5.01%, 03/12/98          29,708
-------------------------------------------
   15,000  U.S. Treasury Bill,
            5.26%, 03/26/98          14,816
-------------------------------------------
   20,000  U.S. Treasury Bill,
            5.14%, 04/02/98          19,740
-------------------------------------------
   25,000  U.S. Treasury Bill,
            5.01%, 04/23/98          24,610
-------------------------------------------
   15,000  U.S. Treasury Bill,
            5.07%, 04/30/98          14,749
-------------------------------------------
   20,000  U.S. Treasury Bill,
            5.23%, 05/14/98          19,613
-------------------------------------------
   15,000  U.S. Treasury Bill,
            5.29%, 05/28/98          14,676
-------------------------------------------
 TOTAL U.S. TREASURY BILLS (AT AM-
 ORTIZED COST)                      267,316
-------------------------------------------
 REPURCHASE AGREEMENTS - 51.0%
-------------------------------------------
   35,000  Dean Witter Reynolds
            Inc., dated 12/31/97,
            5.50%, due 01/07/98,
            repurchase price
            $35,037,431
            (collateralized by
            U.S. Treasury
            obligations,
            total par value
            $35,444,000, 5.63%,
            02/15/06;
            total market value
            $35,803,978)             35,000
   50,000  First Boston Corp.,
            dated 12/31/97,
            5.90%,
            due 01/07/98,
            repurchase price
            $50,057,361
            (collateralized by
            U.S. Treasury
            obligations,
            total par value
            $44,793,000, 6.88%,
            08/15/25;
            total market value
            $51,127,010)             50,000

-------------------------------------------

 PRINCIPAL
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 REPURCHASE AGREEMENTS (CONTINUED)
-------------------------------------------
  $50,000  Goldman Sachs Co.,
            Inc., dated
            12/30/97, 5.95%, due
            01/06/98, repurchase
            price $50,057,847
            (collateralized by
            U.S. Treasury
            obligations, total
            par value
            $43,665,000, 7.13%,
            02/15/23; total
            market value
            $51,013,001)            $50,000
   35,000  Lehman Brothers Inc.,
            dated 12/29/97,
            6.15%,
            due 01/05/98,
            repurchase price
            $35,041,854
            (collateralized by
            U.S. Treasury
            obligations, total
            par value
            $34,560,000, 5.75%-
            6.38%, 01/15/99-
            10/31/00; total
            market value
            $35,726,027)             35,000
   50,000  Merrill Lynch & Co.,
            Inc., dated
            12/29/97, 5.75%, due
            01/05/98, repurchase
            price $50,055,903
            (collateralized by
            U.S. Treasury
            obligations, total
            par value
            $49,395,000, 6.63%-
            7.50%, 06/30/01-
            11/15/16; total
            market value
            $50,975,633)             50,000
   16,323  Morgan Stanley & Co.,
            dated 12/31/97,
            6.20%, due 01/02/98,
            repurchase price
            $16,328,622
            (collateralized by
            U.S. Treasury
            obligations, total
            par value
            $10,980,000, 5.60%,
            08/15/13; total
            market value
            $16,682,738)             16,323
   40,000  Smith Barney, Inc.,
            dated 12/30/97,
            5.90%,
            due 01/06/98,
            repurchase price
            $40,045,889
            (collateralized by
            U.S. Treasury
            obligations, total
            par value
            $32,310,000, 8.13%,
            05/15/21; total
            market value
            $41,074,478)             40,000
-------------------------------------------
 TOTAL REPURCHASE AGREEMENTS        276,323
-------------------------------------------
 TOTAL INVESTMENTS (AT AMORTIZED
 COST $543,639)                    $543,639
-------------------------------------------

See Notes To Portfolios of Investments.
                                  ---------------------------------------------
THE MONITOR GROWTH FUND           December 31, 1997
--------------------------------------------------------------------------------

                                               MARKET
 SHARES                                         VALUE
 (000)                                          (000)
-----------------------------------------------------
 COMMON STOCK - 97.7%
-----------------------------------------------------
 ADVERTISING - 1.6%
   75   Interpublic Group of Companies, Inc.   $3,736
-----------------------------------------------------
 BASIC INDUSTRY - 0.5%
   64   Worthington Industries, Inc.            1,056
-----------------------------------------------------
 BUSINESS SERVICES - 2.5%
   38   Cintas Corp.                            1,482
  100   Cognizant Corp.                         4,456
-----------------------------------------------------
                                                5,938
-----------------------------------------------------
 CAPITAL GOODS - 2.3%
  110   Boeing Co.                              5,383
-----------------------------------------------------
 CHEMICALS - 6.7%
  250   Hanna (M.A.) Co.                        6,312
   17   Potash Corp.                            1,378
  200   Sigma Aldrich Corp.                     7,950
-----------------------------------------------------
                                               15,640
-----------------------------------------------------
 CONSUMER NON-DURABLES - 6.0%
  100   Colgate-Palmolive Co.                   7,350
  100   Fortune Brands, Inc.                    3,706
   30   Gillette Co.                            3,013
-----------------------------------------------------
                                               14,069
-----------------------------------------------------
 CONSUMER PRODUCTS - 14.1%
  170   American Greetings Corp.                6,651
   20   Lancaster Colony Corp.                  1,128

-----------------------------------------------------

                                             MARKET
 SHARES                                       VALUE
 (000)                                        (000)
---------------------------------------------------
 COMMON STOCK (CONTINUED)
---------------------------------------------------
 CONSUMER PRODUCTS (CONTINUED)
   72   International Flavors & Fragrances   $3,694
  169   Mattel, Inc.                          6,286
  106   Media General Cl. A                   4,445
  115   Newell Co.                            4,887
   50   Tiffany & Co.                         1,803
   50   Wrigley Wm Jr Co.                     3,978
---------------------------------------------------
                                             32,872
---------------------------------------------------
 CONTAINERS & PACKAGING - 1.9%
  100   Avery Dennison Corp.                  4,475
---------------------------------------------------
 ELECTRICAL EQUIPMENT - 5.5%
   30   AMP, Inc.                             1,239
   71   Emerson Electric Co.                  3,996
   59   General Electric Co.                  4,314
   67   Hubbell, Inc.                         3,317
---------------------------------------------------
                                             12,866
---------------------------------------------------
 ENERGY - 5.9%
   95   Anadarko Petroleum                    5,765
  100   Schlumberger                          8,050
---------------------------------------------------
                                             13,815
---------------------------------------------------
 FINANCIAL - 3.6%
   95   American Express                      8,479
---------------------------------------------------

                                    -------------------------------------------
THE MONITOR GROWTH FUND             (Continued)

-------------------------------------------------------
 PRINCIPAL                                       MARKET
 AMOUNT                                          VALUE
 (000)                                           (000)
-------------------------------------------------------
 COMMON STOCK (CONTINUED)
-------------------------------------------------------
 FOOD & BEVERAGE - 2.8%
    177    PepsiCo, Inc.                         $6,449
-------------------------------------------------------
 FOOD DISTRIBUTOR/SER. SYSTEM - 1.9%
     98    Sysco Corp.                            4,479
-------------------------------------------------------
 HEALTH CARE - 0.8%
     37    Medtronic, Inc.                        1,915
-------------------------------------------------------
 INDUSTRIAL PRODUCTS - 3.9%
     30    Illinois Tool Works, Inc.              1,804
     75    Nordson Corp.                          3,440
    258    RPM, Inc.                              3,927
-------------------------------------------------------
                                                  9,171
-------------------------------------------------------
 INSURANCE - 6.2%
     74    Cincinnati Financial Corp.            10,345
     25    American International Group           2,746
      7    General RE Corp.                       1,484
-------------------------------------------------------
                                                 14,575
-------------------------------------------------------
 PHARMACEUTICALS - 15.6%
     31    Pharmacia & Upjohn, Inc.               1,135
     19    American Home Products Corp.           1,454
    130    Schering-Plough Corp.                  8,076
    100    Abbott Laboratories                    6,556
     45    Johnson & Johnson                      2,964
     55    Merck & Co.                            5,844
    140    Pfizer, Inc.                          10,439
-------------------------------------------------------
                                                 36,468
-------------------------------------------------------

-------------------------------------------------------
 PRINCIPAL/SHARE                                MARKET
 AMOUNT                                          VALUE
 (000)                                           (000)
-------------------------------------------------------
 COMMON STOCK (CONTINUED)
-------------------------------------------------------
 PRODUCER MANUFACTURING - 0.4%
    22 Corning, Inc.                               $817
-------------------------------------------------------
 RETAIL - 7.8%
   173 Home Depot                                10,156
    30 Kohl's Corp.*                              2,044
   190 Walgreen                                   5,961
-------------------------------------------------------
                                                 18,161
-------------------------------------------------------
 TECHNOLOGY - 7.1%
    16 Computer Sciences Corp.*                   1,347
   140 Automatic Data Processing, Inc.            8,593
   100 Diebold, Inc.                              5,062
    53 Zero Corp.                                 1,570
-------------------------------------------------------
                                                 16,572
-------------------------------------------------------
 TELECOMMUNICATIONS - 0.6%
    33 AirTouch Communications, Inc.*             1,372
-------------------------------------------------------
 TOTAL COMMON STOCK (IDENTIFIED COST $126,875)  228,308
-------------------------------------------------------
 (A) COMMERCIAL PAPER - 2.2%
 5,168 Prudential Funding Corp., 5.70% 01/02/98
  (at amortized cost)                             5,168
-------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $132,042)  $233,476
-------------------------------------------------------

See Notes To Portfolios of Investments.




THE MONITOR INCOME EQUITY FUND             ------------------------------------
                                           December 31, 1997




                                                 MARKET
 SHARES                                          VALUE
 (000)                                           (000)
-------------------------------------------------------
 COMMON STOCK - 80.5%
-------------------------------------------------------
 BANKING & FINANCE - 16.6%
   65   Chase Manhattan Corp.                    $7,118
  120   CoreStates Financial Corp.                9,607
  100   Fleet Financial Group, Inc.               7,494
  100   National City Corp.                       6,575
  110   Ohio Casualty Corp.                       4,909
-------------------------------------------------------
                                                 35,703
-------------------------------------------------------
 BASIC INDUSTRY - 8.0%
  170   Monsanto Co.                              7,140
   90   PPG Industries, Inc.                      5,141
   80   duPont (E.I.) de Nemours & Co.            4,805
-------------------------------------------------------
                                                 17,086
-------------------------------------------------------
 CAPITAL GOODS - .8%
  105   Worthington Industries, Inc.              1,732
-------------------------------------------------------
 CHEMICALS - 0.4%
   34   Solutia, Inc.                               907
-------------------------------------------------------
 CONSUMER DURABLES - 2.7%
  120   Ford Motor Co.                            5,842
-------------------------------------------------------
 CONSUMER NON-DURABLES - 13.8%
   80   American Home Products Corp.              6,120
   70   Bristol-Meyers Squibb Co.                 6,624
   80   Clorox Co.                                6,325
   70   Fortune Brands, Inc.                      2,594

-------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
 (000)                                            (000)
-------------------------------------------------------
 COMMON STOCK (CONTINUED)
-------------------------------------------------------
 CONSUMER NON-DURABLES - (CONTINUED)
   70   Gallaher Group PLC-ADR                   $1,496
  116   Pharmacia & Upjohn, Inc.                  4,249
   60   RJR Nabisco                               2,250
-------------------------------------------------------
                                                 29,658
-------------------------------------------------------
 ELECTRICAL EQUIPMENT - 3.7%
  108   General Electric Co.                      7,925
-------------------------------------------------------
 ENERGY - 10.6%
   72   Atlantic Richfield Co.                    5,769
   84   Exxon Corp.                               5,140
  100   Royal Dutch Petroleum Co. ADR             5,419
  120   Texaco, Inc.                              6,525
-------------------------------------------------------
                                                 22,853
-------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS - 4.7%
   75   Mack-Cali Realty Corp.                    3,075
   40   Developers Diversified Realty Corp.       1,530
  130   National Health Properties, Inc.          3,315
   66   Simon DeBartolo Group, Inc.               2,141
-------------------------------------------------------
                                                 10,061
-------------------------------------------------------
 TECHNOLOGY - 3.1%
   90   Xerox Corp.                               6,643
-------------------------------------------------------

                                           ------------------------------------
THE MONITOR INCOME EQUITY FUND             (Continued)

-------------------------------------------------------------------------------
                                                                         MARKET
 SHARES                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 COMMON STOCK (CONTINUED)
-------------------------------------------------------------------------------
 TELECOMMUNICATIONS - 7.4%
   30   Bell Atlantic Corp.                                              $2,730
  100   GTE Corp.                                                         5,225
   60   Telecom of New Zealand Ltd.                                       2,325
  125   US West Communications Group                                      5,641
-------------------------------------------------------------------------------
                                                                         15,921
-------------------------------------------------------------------------------
 UTILITIES - 8.7%
  200   DPL, Inc.                                                         5,750
  120   Ipalco Enterprises, Inc.                                          5,033
   90   Peoples Energy Corp                                               3,544
  150   Wisconsin Energy Corp.                                            4,312
-------------------------------------------------------------------------------
                                                                         18,639
-------------------------------------------------------------------------------
 TOTAL COMMON STOCK (IDENTIFIED COST $85,758)                           172,970
-------------------------------------------------------------------------------
 FINANCE - RETAIL - 0.7%
   50   Security Capital Group, Inc. Industrial Pfd. B                    1,593
-------------------------------------------------------------------------------
 INSURANCE - 1.1%
   50   SunAmerica Inc. PERCS                                             2,328
-------------------------------------------------------------------------------
 TOTAL PREFERRED STOCK (IDENTIFIED COST $3,405)                           3,921


-------------------------------------------------------------------------------
 PRINCIPAL/                                                              MARKET
 SHARE AMOUNT                                                             VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 PREFERRED STOCK - 1.8%
-------------------------------------------------------------------------------
 WARRANTS - 0.0%
         3    Security Capital Group, Inc. Group B                          $16
-------------------------------------------------------------------------------
 CORPORATE BONDS - 16.8%
    $2,000    General Motors, 8.80%, 03/01/21                             2,443
     5,000    BankAmerica Corp, 7.13%, 03/01/09                           5,206
     5,000    Ford Global Bond, 7.20%, 06/15/07                           5,287
     5,000    Hydro-Quebec, 7.50%, 04/01/16                               5,375
     5,000    J.C. Penney & Co., 7.60%, 04/01/07                          5,394
     2,000    KeyCorp Institutional Capital-A, 7.83%, 12/01/26(g)         2,088
     5,000    Sears Global Bond, 7.00%, 06/15/07                          5,206
     5,000    Weyerhaeuser Co., 6.95%, 08/01/17                           5,094
-------------------------------------------------------------------------------
 TOTAL CORPORATE BONDS (IDENTIFIED COST $35,236)                         36,093
-------------------------------------------------------------------------------
 (A) COMMERCIAL PAPER - 0.5%
     1,083    Prudential Funding Corp., 5.70%, 01/02/98
               (at amortized cost)                                        1,082
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $125,482)                          $214,082
-------------------------------------------------------------------------------
See Notes To Portfolios of Investments.



                                           ------------------------------------
THE MONITOR OHIO TAX-FREE FUND             December 31, 1997

--------------------------------------------------------------------------------
 PRINCIPAL                                                                MARKET
 AMOUNT                                                                    VALUE
 (000)                                                                     (000)
--------------------------------------------------------------------------------
 OHIO LONG-TERM MUNICIPAL SECURITIES - 88.8%
--------------------------------------------------------------------------------
   $500    Akron, OH, GO, 5.30%, 12/01/11                                  $512
--------------------------------------------------------------------------------
    215    Alliance, OH, CSD, (AMBAC Insured), 6.20%, 12/01/01              232
--------------------------------------------------------------------------------
    300    Aurora, OH, CSD, (FGIC Insured), 5.50%, 12/01/07                 326
--------------------------------------------------------------------------------
    290    Aurora, OH, GO, (Pre-Refunded), 12/1/99, (@102), 7.35% ( c )     313
--------------------------------------------------------------------------------
    280    Avon Lake, OH, Water System, (AMBAC Insured), 5.10%,
            10/01/05                                                        293
--------------------------------------------------------------------------------
    250    Beachwood, OH, CSD, 6.60%, 12/01/04                              274
--------------------------------------------------------------------------------
    200    Bedford, OH, CSD, (Energy Conservation Improvement), 5.40%,
            06/15/03                                                        208
--------------------------------------------------------------------------------
    215    Bedford, OH, CSD, (Energy Conservation Improvement), 5.35%,
            06/15/02                                                        223
--------------------------------------------------------------------------------
    250    Blue Ash, OH, GO, 6.50%, 11/01/99                                261
--------------------------------------------------------------------------------
    500    Butler County, OH, 5.00%, 12/01/12                               504
--------------------------------------------------------------------------------
    250    Butler County, OH, HRB, (Middletown Hospital)/(FGIC
            Insured), 5.25%, 11/15/00                                       257
--------------------------------------------------------------------------------
    250    Centerville, OH, CSD, 6.63%, 12/01/99                            262
--------------------------------------------------------------------------------
    500    Chagrin Falls, OH, Exempted School District,
            5.10%, 12/01/10                                                 510
--------------------------------------------------------------------------------
    250    Cincinnati, OH, 6.75%, 12/01/01                                  273
--------------------------------------------------------------------------------
    250    Cincinnati, OH, Street Improvement, 7.00%, 12/01/99              264
--------------------------------------------------------------------------------
   $500    Cleveland Heights, OH, (Series B), 5.60%, 12/01/02              $532
--------------------------------------------------------------------------------
    200    Cleveland, OH, GO, (Series B)/(AMBAC Insured), 6.40%,
            10/01/02                                                        219
--------------------------------------------------------------------------------
    500    Cleveland, OH, Public Power System, (Series B)/(MBIA
            Insured), 5.90%, 11/15/01                                       532
--------------------------------------------------------------------------------
    250    Columbus, OH, (Pre-Refunded), 03/01/99 (@102), 7.00% (c)         263
--------------------------------------------------------------------------------
    270    Columbus, OH, (Series 2), 5.35%, 05/15/03                        285
--------------------------------------------------------------------------------
    500    Columbus, OH, (Series B), 6.30%, 01/01/05                        543
--------------------------------------------------------------------------------
    300    Columbus, OH, (Series D), 5.25%, 09/15/11                        308
--------------------------------------------------------------------------------
    250    Columbus, OH, CSD, (FGIC Insured), 5.05%, 12/01/02               260
--------------------------------------------------------------------------------
    241    Columbus, OH, GO, 5.70%, 07/15/06                                256
--------------------------------------------------------------------------------
    250    Columbus, OH, GO, 6.30%, 04/15/03                                266
--------------------------------------------------------------------------------
    250    Copley/Fairlawn, OH, CSD, 5.15%, 12/01/01                        261
--------------------------------------------------------------------------------
    500    Cuyahoga County, OH, (Pre-Refunded), 1/1/99 (@102),
            6.90% (c)                                                       533
--------------------------------------------------------------------------------
    500    Cuyahoga County, OH, (Series B), 4.50%, 10/01/00                 506
--------------------------------------------------------------------------------
    500    Cuyahoga County, OH, GO, 5.20%, 11/15/09                         523
--------------------------------------------------------------------------------
    200    Cuyahoga Falls, OH, GO, (MBIA Insured),
            5.40%, 12/01/06                                                 216
--------------------------------------------------------------------------------
    400    Delaware, OH, GO, 5.40%, 11/01/02                                411
--------------------------------------------------------------------------------

                                           ------------------------------------
THE MONITOR OHIO TAX-FREE FUND             (Continued)

-------------------------------------------------------------------------------
 PRINCIPAL                                                               MARKET
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $250    Dover, OH, Electric System, (FGIC Insured),
            5.50%, 12/01/07                                               $269
-------------------------------------------------------------------------------
    250    Dublin, OH, CSD, (FGIC Insured), 6.15%, 12/01/04                278
-------------------------------------------------------------------------------
    250    Dublin, OH, CSD, (FGIC Insured), 6.05%, 12/01/03                274
-------------------------------------------------------------------------------
    500    Dublin, OH, CSD, (MBIA Insured), 5.00%, 12/02/08                520
-------------------------------------------------------------------------------
    250    Eastlake, OH, GO, 5.00%, 12/01/04                               259
-------------------------------------------------------------------------------
    440    Elyria, OH, GO, 5.10%, 12/01/11                                 449
-------------------------------------------------------------------------------
    500    Euclid, OH, GO, 5.45%, 12/01/08                                 537
-------------------------------------------------------------------------------
    250    Euclid, OH, GO, 6.40%, 12/01/04                                 273
-------------------------------------------------------------------------------
    500    Euclid, OH, GO, 5.30%, 12/01/07                                 534
-------------------------------------------------------------------------------
    420    Euclid, OH, GO, (Pre-Refunded), 12/1/99 (@102), 7.00% (c)       450
-------------------------------------------------------------------------------
    245    Fairfield, OH, CSD, (FGIC Insured), 5.65%, 12/01/06             268
-------------------------------------------------------------------------------
    500    Findlay, OH, GO, 5.50%, 07/01/08                                536
-------------------------------------------------------------------------------
    250    Findlay, OH, SSRB, 5.20%, 07/01/06                              261
-------------------------------------------------------------------------------
    250    Franklin County, OH, HRB, (Childrens Hospital)/(Series A),
            6.50%, 05/01/07                                                276
-------------------------------------------------------------------------------
    500    Franklin County, OH, HRB, (Childrens Hospital)/(Series A),
            5.80%, 11/01/10                                                535
-------------------------------------------------------------------------------
    285    Franklin County, OH, (Convention Authority)/(MBIA Insured),
            5.50%, 12/01/03                                                304
-------------------------------------------------------------------------------
    500    Franklin County, OH, 5.05%, 12/01/05                            527
-------------------------------------------------------------------------------
    500    Franklin County, OH, HRB (Childrens Hospital)/(Series
            A)/(Pre-Refunded), 11/1/01 (@102), 6.40% (c)                   548
-------------------------------------------------------------------------------
    305    Franklin County, OH, GO, (MBIA Insured),
            6.00%, 09/01/06                                                340
-------------------------------------------------------------------------------
    550    Franklin County, OH, HRB, (Holy Cross Hospital)/(Series A),
            7.20%, 06/01/00                                                588
-------------------------------------------------------------------------------
    500    Franklin County, OH, HRB, (Doctors Hospital),
            5.05%, 12/01/99                                                508
-------------------------------------------------------------------------------
    515    Gahanna, OH, GO, 5.25%, 06/01/02                                538
-------------------------------------------------------------------------------
    250    Gahanna, OH, (Series A)/(Pre-Refunded), 06/01/01 (@102),
            6.40% (c)                                                      272
-------------------------------------------------------------------------------
    580    Gahanna, OH, GO, 5.55%, 06/01/05                                622
-------------------------------------------------------------------------------
    250    Grandview Heights, OH, 7.10%, 12/01/06                          277
-------------------------------------------------------------------------------
    250    Grandview Heights, OH, CSD, 5.40%, 12/01/05                     267
-------------------------------------------------------------------------------
    300    Greene County, OH, Water System, (Series A)/(FGIC Insured),
            5.75%, 12/01/09                                                330
-------------------------------------------------------------------------------
    500    Hamilton County, OH, Sewer System Improvement Revenue,
            4.70%, 12/01/09                                                503
-------------------------------------------------------------------------------
    300    Hamilton County, OH, (Museum Center),
            5.95%, 12/01/02                                                324
-------------------------------------------------------------------------------
    155    Hamilton County, OH, HRB (Childrens Hospital)/(BIG
            Insured), 6.75%, 05/15/02                                      159
-------------------------------------------------------------------------------
    500    Hamilton County, OH, HRB (Childrens Hospital)/
            (Series D)/(FGIC Insured), 4.90%, 05/15/03                     514
-------------------------------------------------------------------------------
    250    Hamilton County, OH, HRB (Childrens Hospital)/
            (Series E)/(MBIA Insured), 4.60%, 05/15/00                     253
-------------------------------------------------------------------------------
    500    Hamilton County, OH, HRB (Christ Hospital)/(Series A)/(FGIC
            Insured), 6.50%, 01/01/02                                      534
-------------------------------------------------------------------------------
    500    Hamilton County, OH, GO, 5.10%, 12/01/11                        509
-------------------------------------------------------------------------------
    500    Hamilton County, OH, HRB, (Episcopal Retirement)/(Fifth
            Third Bank LOC),
            5.90%, 01/01/99                                                510
-------------------------------------------------------------------------------
     95    Hamilton County, OH, SSRB, (Series A)/(Pre-Refunded),
            6/1/01 (@102), 6.30% (c)                                       102
-------------------------------------------------------------------------------
    195    Hamilton County, OH, SSRB, (Series A)/(Pre-Refunded),
            6/1/01 (@102), 6.40% (c)                                       213
-------------------------------------------------------------------------------
    155    Hamilton County, OH, SSRB, (Series A),
            6.30%, 12/01/01                                                167
-------------------------------------------------------------------------------
    305    Hamilton County, OH, SSRB, (Series A),
            6.40%, 12/01/03                                                332
-------------------------------------------------------------------------------
    390    Hamilton, OH, Electric System Revenue Bonds,
            (Series A)/(FGIC Insured), 5.10%, 10/15/99                     397
-------------------------------------------------------------------------------
    315    Hancock County, OH, GO, 5.20%, 12/01/08                         331
-------------------------------------------------------------------------------
    500    Hilliard, OH, CSD, 4.80%, 12/01/08                              505
-------------------------------------------------------------------------------
    250    Hilliard, OH, CSD, (AMBAC Insured), 5.00%, 12/01/03             261
-------------------------------------------------------------------------------
    500    Hilliard, OH, CSD, (Series A), 5.35%, 12/01/04                  529
-------------------------------------------------------------------------------
    170    Hilliard, OH, GO, 5.35%, 12/01/06                               179
-------------------------------------------------------------------------------
    180    Hilliard, OH, GO, 5.50%, 12/01/07                               194
-------------------------------------------------------------------------------
    245    Indian Hill, OH, Water Works Revenue Bonds, 4.90%, 06/01/05     255
-------------------------------------------------------------------------------
    500    Kent State University, OH, (MBIA Insured), 5.30%, 05/01/10      524
-------------------------------------------------------------------------------
    585    Kettering, OH, GO, 5.05%, 12/01/04                              606
-------------------------------------------------------------------------------
    255    Lakewood, OH, CSD, 5.05%, 12/01/05                              266
-------------------------------------------------------------------------------
    535    Lakewood, OH, GO, 5.85%, 12/01/02                               576
-------------------------------------------------------------------------------
    250    Lakota, OH, LSD, (AMBAC Insured), 6.40%, 12/01/00               267
-------------------------------------------------------------------------------
    500    Lorain County, OH, HRB, 6.00%, 09/01/08                         559
-------------------------------------------------------------------------------
    500    Lorain County, OH, Water Authority, (AMBAC Insured), 4.95%,
            10/01/04                                                       519
-------------------------------------------------------------------------------
    200    Marysville, OH, Village School, (AMBAC Insured), 6.90%,
            12/01/00                                                       216
-------------------------------------------------------------------------------
    250    Mentor, OH, Street Improvement, (Series 1991-A), 6.70%,
            12/01/03                                                       271
-------------------------------------------------------------------------------
    250    Miami County, OH, GO, 4.88%, 12/01/10                           250
-------------------------------------------------------------------------------
    500    Miami University, OH, 5.40%, 12/01/05                           534
-------------------------------------------------------------------------------
    200    Miami Valley, OH, Regional Transit Authority, 5.10%,
            12/01/01                                                       206
--------------------------------------------------------------------------------

                                           ------------------------------------
THE MONITOR OHIO TAX-FREE FUND             (Continued)

-------------------------------------------------------------------------------
 PRINCIPAL                                                               MARKET
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $500    Montgomery County, OH, (Series A)/(Pre-Refunded), 9/1/01,
            (@100), 6.50%(c)                                              539
-------------------------------------------------------------------------------
    500    Montgomery County, OH, (Series A)/(Pre-Refunded), 9/1/01,
            (@100), 6.45%(c)                                              539
-------------------------------------------------------------------------------
    285    Montgomery County, OH, GO, 5.75%, 12/01/06                     301
-------------------------------------------------------------------------------
    500    Montgomery County, OH, GO, 5.40%, 12/01/11                     528
-------------------------------------------------------------------------------
    500    Montgomery County, OH, Miami Valley Hospital, (Series
            A)/(AMBAC Insured), 6.10%, 11/15/02                           541
-------------------------------------------------------------------------------
    270    Montgomery, OH, GO, 5.60%, 12/01/05                            285
-------------------------------------------------------------------------------
    250    Muskingum County, OH, Bethesda Hospital Facility, (Connie
            Lee Insured), 5.35%, 12/01/07                                 267
-------------------------------------------------------------------------------
    500    Northeast, OH, Regional Sewer District, (AMBAC Insured),
            6.40%, 11/15/03                                               546
-------------------------------------------------------------------------------
    250    Norwalk, OH, Water Work Systems, (Series 1996), 5.60%,
            04/01/10                                                      267
-------------------------------------------------------------------------------
    235    Norwalk, OH, Water Works Systems, (Series 1996), 5.55%,
            04/01/09                                                      252
-------------------------------------------------------------------------------
    500    Ohio Municipal Electric Generation Agency, (AMBAC Insured),
            4.75%, 02/15/00                                               507
-------------------------------------------------------------------------------
    500    Ohio State Building Authority, (Correction
            Facility)/(Series A), 6.50%, 10/01/04                         546
-------------------------------------------------------------------------------
    500    Ohio State Building Authority, (James Rhodes
            Center)/(Series A), 6.20%, 06/01/04                           539
-------------------------------------------------------------------------------
    125    Ohio State Building Authority, (Series A)/(Pre-Refunded),
            3/1/99 (@102), 7.25%(c)                                       132
-------------------------------------------------------------------------------
    125    Ohio State Building Authority, (Series H)/(Pre-Refunded),
            8/1/99 (@102), 7.25%(c)                                       134
-------------------------------------------------------------------------------
    250    Ohio State Capital Facilities, (Series 1995-A)/(AMBAC
            Insured), 5.80%, 06/01/03                                     270
-------------------------------------------------------------------------------
    300    Ohio State Economic Development, (Sysco Food Service),
            6.60%, 12/01/03                                               338
-------------------------------------------------------------------------------
    445    Ohio State Higher Education Facility, (Denison University),
            5.40%, 11/01/11                                               461
-------------------------------------------------------------------------------
    250    Ohio State Higher Education Facility, (John Carroll
            University), 5.35%, 10/01/05                                  265
-------------------------------------------------------------------------------
    250    Ohio State Higher Education Facility, (Oberlin College),
            5.00%, 10/01/02                                               261
-------------------------------------------------------------------------------
    250    Ohio State Higher Education Facility, (Oberlin College),
            4.50%, 10/01/99                                               253
-------------------------------------------------------------------------------
    555    Ohio State Higher Education Facility, (Ohio Northern
            University)/(Connie Lee Insured), 4.90%, 05/01/03             572
-------------------------------------------------------------------------------
    250    Ohio State Higher Education Facility, (University of
            Dayton)/(FGIC Insured), 6.10%, 12/01/01                       268
-------------------------------------------------------------------------------
    500    Ohio State Public Facilities, (Mental Health)/(Series
            A)/(MBIA Insured), 6.75%, 12/01/01                            534
-------------------------------------------------------------------------------
    250    Ohio State Public Facilities, (Series A)/(MBIA Insured),
            6.50%, 06/01/00                                               263
-------------------------------------------------------------------------------
    250    Ohio State Public Facilities, (Series IIB)/(AMBAC Insured),
            5.70%, 11/01/99                                               258

--------------------------------------------------------------------------------

----------------------------------------------------------------------------
 PRINCIPAL                                                            MARKET
 AMOUNT                                                                VALUE
 (000)                                                                 (000)
----------------------------------------------------------------------------
 OHIO LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
----------------------------------------------------------------------------
   $750    Ohio State Turnpike Revenue Bonds, (Series A), 5.35%,
            02/15/09                                                   776
----------------------------------------------------------------------------
    500    The Ohio State University, (Series A2), 5.30%, 12/01/01     525
----------------------------------------------------------------------------
    500    The Ohio State University, (Series A2), 5.75%, 12/01/09     534
----------------------------------------------------------------------------
    500    Ohio Water Development Authority, (Clean Water
            Project)/(MBIA Insured), 5.65%, 06/01/05                   537
----------------------------------------------------------------------------
    250    Olmstead Falls, OH, LSD, (FGIC Insured), 6.30%, 12/15/01    270
----------------------------------------------------------------------------
    250    Pickerington, OH, LSD, (AMBAC Insured), 5.55%, 12/01/07     269
----------------------------------------------------------------------------
    200    Portage County, OH, (AMBAC Insured),
            5.20%, 12/01/01                                            209
----------------------------------------------------------------------------
    500    Rocky River, OH, CSD, GO, 5.15%, 12/01/08                   536
----------------------------------------------------------------------------
    200    Salem, OH, SSRB, (AMBAC Insured), 6.00%, 02/01/01           200
----------------------------------------------------------------------------
    150    Solon, OH, GO, 5.65%, 12/01/05                              159
----------------------------------------------------------------------------
    500    Solon, OH, GO, 5.25%, 12/01/07                              529
----------------------------------------------------------------------------
    250    Solon, OH, GO, 6.65%, 12/01/01                              267
----------------------------------------------------------------------------
    250    Solon, OH, GO, 6.55%, 12/01/00                              266
----------------------------------------------------------------------------
    250    Solon, OH, LSD, (ETM), 6.85%, 12/01/00                      269
----------------------------------------------------------------------------
    245    South Euclid, OH, Recreational Facilities,
            6.15%, 12/01/00                                            259
----------------------------------------------------------------------------
    250    South Western CSD,OH, (Series A)/(AMBAC Insured), 6.00%,
            12/01/04                                                   275
----------------------------------------------------------------------------
    250    South Western CSD, OH, (ETM), 6.10%, 12/01/99               259
----------------------------------------------------------------------------
    250    Springfield, OH, LSD, 6.00%, 12/01/02                       270
----------------------------------------------------------------------------
    250    State of Ohio, Highway Revenue Bonds, (Series S), 4.50%,
            05/15/00                                                   253
----------------------------------------------------------------------------
    500    State of Ohio, Highway Revenue Bonds, (Series T), 4.80%,
            05/15/01                                                   514
----------------------------------------------------------------------------
    500    Strongsville, OH, GO, 6.70%, 12/01/11                       576
----------------------------------------------------------------------------
    250    Summit County, OH, GO, (MBIA Insured),
            5.65%, 12/01/07                                            270
----------------------------------------------------------------------------
    500    Toledo, OH, SSRB, (Series A)/(MBIA Insured),
            7.25%, 11/15/00                                            524
----------------------------------------------------------------------------
    500    Troy, OH, GO, 6.25%, 12/01/11                               576
----------------------------------------------------------------------------
    550    Twinsburg, OH, LSD, 5.40%, 12/01/09                         588
----------------------------------------------------------------------------
    250    University of Cincinnati, OH, (MBIA Insured),
            6.40%, 12/01/03                                            273
----------------------------------------------------------------------------
    500    University of Cincinnati, OH, (MBIA Insured),
            5.10%, 06/01/11                                            516
----------------------------------------------------------------------------
    250    University of Cincinnati, OH, (Series R5),
            5.15%, 06/01/05                                            261
----------------------------------------------------------------------------
    250    University of Cincinnati, OH, (Series R9),
            5.60%, 06/01/09                                            259

--------------------------------------------------------------------------------

                                           ------------------------------------
THE MONITOR OHIO TAX-FREE FUND             (Continued)

-------------------------------------------------------------------------------
 PRINCIPAL                                                               MARKET
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $265    University of Cincinnati, OH, (Series V),
            5.35%, 06/01/09                                                $276
-------------------------------------------------------------------------------
    250    University of Cincinnati, OH, (Series V),
            5.25%, 06/01/08                                                 261
-------------------------------------------------------------------------------
    500    Vandalia, OH, GO, 5.45%, 12/01/10                                526
-------------------------------------------------------------------------------
    175    Warren County, OH, Sewer Improvement, (Lower Miami Valley),
            5.25%, 12/01/08                                                 184
-------------------------------------------------------------------------------
    185    Warren County, OH, Sewer Improvement, (Lower Miami Valley),
            5.35%, 12/01/09                                                 194
-------------------------------------------------------------------------------
    170    Warren County, OH, SSRB, (Series A)/(Pre-Refunded),
            12/01/00 (@102), 6.95%(c)                                       186
-------------------------------------------------------------------------------
    400    Warren County, OH, Water System Improvement, (P&G Project),
            5.25%, 12/01/07                                                 425
-------------------------------------------------------------------------------
    235    Warren County, OH, Water Works, (FGIC Insured), 6.10%,
            12/01/02                                                        255
-------------------------------------------------------------------------------
    470    Westerville, OH, Water System, 5.90%, 12/01/04                   510
-------------------------------------------------------------------------------
    500    Westlake, OH, CSD, (Series A), 5.50%, 12/01/10                   531
-------------------------------------------------------------------------------
    500    Westlake, OH, GO, 5.35%, 12/01/10                                526
-------------------------------------------------------------------------------
    250    Worthington, OH, CSD, (FGIC Insured),
            5.85%, 06/01/02                                                 267
-------------------------------------------------------------------------------
    250    Worthington, OH, CSD, (MBIA Insured),
            7.15%, 12/01/00                                                 269
-------------------------------------------------------------------------------
    250    Wright State University, (AMBAC Insured),
            5.00%, 05/01/06                                                 260
-------------------------------------------------------------------------------
 TOTAL OHIO LONG-TERM MUNICIPAL SECURITIES (IDENTIFIED COST $55,113)     58,386
-------------------------------------------------------------------------------
 OTHER LONG-TERM MUNICIPAL SECURITIES - 0.9%
-------------------------------------------------------------------------------
    500    Puerto Rico Commonwealth, 6.50%, 07/01/11 (identified cost
            $563)                                                           589
-------------------------------------------------------------------------------
 TOTAL LONG-TERM MUNICIPAL SECURITIES (IDENTIFIED COST $55,676)          58,975
-------------------------------------------------------------------------------
 SHORT-TERM MUNICIPAL SECURITIES - 9.5%
-------------------------------------------------------------------------------
    250    Archibold, OH, LSD, (Pre-Refunded),
            12/1/98 (@102), 6.80%(c)                                        262
-------------------------------------------------------------------------------
    205    Berea, OH, GO, 6.95%, 12/01/98                                   211
-------------------------------------------------------------------------------
    230    Bowling Green, OH, CSD, (ETM), 6.90%, 12/01/98                   236
-------------------------------------------------------------------------------
    500    Butler County, OH, SSRB, (AMBAC Insured),
            4.80%, 12/01/98                                                 505

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
 PRINCIPAL                                                              MARKET
 AMOUNT                                                                  VALUE
 (000)                                                                   (000)
------------------------------------------------------------------------------
 SHORT-TERM MUNICIPAL SECURITIES - (CONTINUED)
------------------------------------------------------------------------------
  $1,700   Cincinnati & Hamilton County, OH, Daily VRDNs, (Kenwood
            Office Associates)/(Fuji Bank Ltd. LOC), 4.95%, 09/01/25    $1,700
------------------------------------------------------------------------------
     300   Columbus, OH, GO, 4.05%, 12/01/17                               300
------------------------------------------------------------------------------
     250   Cuyahoga County, OH, (Pre-Refunded), 10/1/98
            (@102), 7.00%(c)                                               261
------------------------------------------------------------------------------
     100   Franklin County, OH, HRB, Daily VRDNs, (Franciscan
            Sister)/(Chase Manhattan LOC), 5.00%, 07/01/15                 100
------------------------------------------------------------------------------
     200   Hamilton County, OH, Health System, Daily VRDNs,
            (Franciscan Health)/(Sumitomo Bank LOC),
            5.20%, 03/01/17                                                200
------------------------------------------------------------------------------
     230   Hilliard, OH, GO, 6.75%, 12/01/98                               236
------------------------------------------------------------------------------
     265   Mentor, OH, (Series A1), 6.80%, 12/01/98                        272
------------------------------------------------------------------------------
     100   Ohio State Air Quality Authority, Daily VRDNs, (Mead
            Corp.)/(Deutsche Bank LOC), 5.00%, 10/01/01                    100
------------------------------------------------------------------------------
     200   Ohio State Higher Education Facility, (Pooled
            Borrowing)/(Banc One LOC), 6.05%, 12/01/98                     204
------------------------------------------------------------------------------
     250   Ohio State Public Facilities, (Mental Health), (Series
            A)/(Pre-Refunded), 06/01/98 (@102), 7.30%(c)                   259
------------------------------------------------------------------------------
     250   Ohio State Public Facilities, (Series B), (ETM),
            6.90%, 06/01/98                                                253
------------------------------------------------------------------------------
     100   The Ohio State University, Weekly VRDNs, (Series 1986
            B)/(National Westminster Bank LOC),
            3.80%, 12/01/06                                                100
------------------------------------------------------------------------------
     100   The Ohio State University, Weekly VRDNs, (Series 1985
            B)/(National Westminster Bank LOC),
            3.80%, 12/01/01                                                100
------------------------------------------------------------------------------
     250   Ohio State Higher Education Facility, (Xavier
            University)/(ETM), 7.10%, 11/01/98                             257
------------------------------------------------------------------------------
     250   Ohio Water Development Authority, (Series I)/(Pre-
            Refunded), 6/1/98 (@102), 7.10%(c)                             258
------------------------------------------------------------------------------
     250   Sandusky County, OH, (AMBAC Insured),
            6.65%, 12/01/98                                                256
------------------------------------------------------------------------------
     200   Upper Arlington, OH, CSD, (Pre-Refunded),
            12/1/98 (@102), 6.80%(c)                                       209
------------------------------------------------------------------------------
 TOTAL SHORT-TERM MUNICIPAL SECURITIES (IDENTIFIED COST $6,182)          6,279
------------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $61,858)                           $65,254

--------------------------------------------------------------------------------

See Notes To Portfolios of Investments.

                                                       ------------------------
THE MONITOR FIXED INCOME SECURITIES FUND               December 31, 1997

-----------------------------------------------------------------------
 PRINCIPAL                                                       MARKET
 AMOUNT                                                           VALUE
 (000)                                                            (000)
-----------------------------------------------------------------------
 CORPORATE BONDS - 58.5%
-----------------------------------------------------------------------
 BANKS & SAVINGS AND LOANS - 5.5%
  $1,000   ABN Amro, 7.25%, 05/31/05                             $1,045
   1,000   Banc One, 7.00%, 07/15/05                              1,031
     250   BankAmerica Corp., 7.75%, 07/15/02                       264
   1,000   Citicorp, 7.25%, 09/01/08                              1,048
     250   Citicorp, 9.75%, 08/01/99                                263
     500   Comerica, 9.75%, 05/01/99                                523
   1,000   Key Corp, 6.75%, 03/15/06                              1,016
   1,000   Mellon Bank N.A., 6.50%, 08/01/05                      1,005
   1,000   NBD Bancorp, 7.13%, 05/15/07                           1,040
     250   Security Pacific Corp., 9.75%, 05/15/99                  262
   1,000   Swiss Bank Corp.--New York, 7.25%, 09/01/06            1,056
-----------------------------------------------------------------------
                                                                  8,553
-----------------------------------------------------------------------
 BASIC INDUSTRY - 1.4%
     500   Air Products & Chemicals, 8.88%, 08/01/01                543
     250   Arco Chemical Co., 9.90%, 11/01/00                       273
     250   Weyerhaeuser Co., 9.05%, 02/01/03                        279
   1,000   Worthington Industries, 7.13%, 05/15/06                1,050
-----------------------------------------------------------------------
                                                                  2,145
-----------------------------------------------------------------------
 CAPITAL GOODS - 0.2%
     250   Caterpillar, Inc., 9.38%, 07/15/00                       269
-----------------------------------------------------------------------
 CONSUMER GOODS & SERVICES - 10.6%
   1,500   American Home Products, Corp. 6.50%, 10/15/02          1,508
   1,000   Bergen Brunswig Corp., 7.25%, 06/01/05                 1,046
   1,000   Cardinal Health, 6.00%, 01/15/06                         979
   1,000   Carnival Corp., 6.15%, 10/01/03                          992
   1,000   Darden Restaurants Inc., 6.38%, 02/01/06                 975
     250   Dayton Hudson Corp., 10.00%, 12/01/00                    274
     750   Grand Met Investment Corp., 7.13%, 09/15/04              780
     250   Great Atlantic & Pacific Tea, Inc., 9.13%, 01/15/98      250
   1,000   Harvard University, 8.13%, 04/15/07                    1,129
   1,000   Hertz Corp., 7.00%, 07/15/03                           1,021
   1,000   J.C. Penney & Co., 6.88%, 10/15/15                       994
     250   Limited, Inc., 9.13%, 02/01/01                           267
   1,000   Limited, Inc., 7.80%, 05/15/02                         1,037
     750   May Dept. Stores Co., 9.88%, 06/15/00                    814
     250   Nordstrom, Inc., 8.88%, 02/15/98                         251
     500   Philip Morris Co. Inc., 7.63%, 05/15/02                  521
   1,000   Ralston Purina, 9.25%, 10/15/09                        1,204
     500   Scripps Howard, Inc., 7.38%, 12/15/98                    505
     250   Universal Corp., 9.25%, 02/15/01                         270
   1,500   V.F. Corp., 7.60%, 04/01/04                            1,564
-----------------------------------------------------------------------
                                                                 16,381
-----------------------------------------------------------------------
 DIVERSIFIED INDUSTRIAL - 0.9%
     500   Joseph E. Seagram & Sons Inc., 7.00%, 04/15/08           521
     500   Watts Industries, 8.38%, 12/01/03                        548
     250   Whirlpool Corp., 9.50%, 06/15/00                         269
-----------------------------------------------------------------------
                                                                  1,338
-----------------------------------------------------------------------
 ENERGY-OIL & GAS - 1.0%
   1,000   Ashland Oil Inc., 7.71%, 05/11/07                      1,075
     500   Consolidated Natural Gas Co., 5.88%, 10/01/98            499
-----------------------------------------------------------------------
                                                                  1,574
-----------------------------------------------------------------------
 FINANCE COMPANIES - 7.7%
   1,000   Abbey National PLC, 6.69%, 10/17/05                    1,021
   1,000   Bear Stearns, 6.63%, 01/15/06                          1,007
   1,000   CSW Investments, 7.45%, 08/01/01                       1,051
   1,000   Countrywide Funding Corp., 8.25%, 07/15/02             1,069
   1,000   Crown Cork & Seal Finance PLC, 7.00%, 12/15/06         1,034
     500   Eaton Off Shore Ltd., 9.00%, 02/15/01                    541
   1,000   Ford Motor Credit Corp., 7.75%, 03/15/05               1,073
     500   Kimco Realty, 6.50%, 10/01/03                            500
   1,000   MBNA Corp., 6.88%, 06/01/05                            1,011

-----------------------------------------------------------------------
 PRINCIPAL                                                       MARKET
 AMOUNT                                                           VALUE
 (000)                                                            (000)
-----------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
-----------------------------------------------------------------------
 FINANCE COMPANIES (CONTINUED)
  $1,000   Salomon Brothers, 6.75%, 01/15/06                     $1,015
   1,300   Smurfit Capital, 6.75%, 11/20/05                       1,315
   1,300   SunAmerica Inc., 7.34%, 08/30/05                       1,365
-----------------------------------------------------------------------
                                                                 12,002
-----------------------------------------------------------------------
 (D) FOREIGN INDUSTRIAL - 4.0%
   1,000   Canadian National Railroad, 7.00%, 03/15/04            1,025
   1,000   English China Clay, 7.38%, 10/01/02                    1,036
     750   Hydro-Quebec, Canada, 7.38%, 02/01/03                    783
   1,000   Hydro-Quebec, Canada, 9.75%, 01/15/18                  1,136
     500   Northern Telecom, Ltd., 8.75%, 06/12/01                  538
   1,000   Philips Electronics, 8.38%, 09/15/06                   1,111
     615   Rhone-Poulnec, 7.75%, 01/15/02                           643
-----------------------------------------------------------------------
                                                                  6,272
-----------------------------------------------------------------------
 (D) FOREIGN SOVEREIGN - 4.9%
   1,000   Barcelona City, Spain, 8.13%, 02/15/05                 1,095
   1,000   Gen De Catalunya, 6.38%, 12/15/07                        993
   1,000   Province of Ontario, Canada, 6.00%, 02/21/06             988
     500   Province of Ontario, Canada, 6.13%, 06/28/00             501
   1,000   Province of Quebec, Canada, 8.63%, 01/19/05            1,125
     250   Province of Quebec, Canada, 8.80%, 04/15/03              277
   1,000   Republic of Finland, 7.88%, 07/28/04                   1,097
   1,550   Republic of Iceland, 6.13%, 02/01/04                   1,540
-----------------------------------------------------------------------
                                                                  7,616
-----------------------------------------------------------------------
 GAS & ELECTRIC UTILITIES - 7.5%
     500   Baltimore Gas & Electric Co., 6.63%, 03/15/08            508
   1,000   Big Rivers Electric, 9.50%, 02/15/17                   1,050
   1,000   Cajun Electric Power, 9.52%, 03/15/19                  1,053
   1,100   Duke Energy Corporation, 6.38%, 03/01/08               1,097
     815   Iowa Electric Power & Light, 8.63%, 05/15/01             875
   1,300   Jersey Central Power & Light, 7.13%, 10/01/04          1,336
   1,000   Minnesota Power & Light, 7.75%, 06/01/07               1,050
   1,000   Northwestern Public Services, 7.10%, 08/01/05          1,045
   1,000   Otter Tail Power Co., 6.38%, 12/01/07                    995
   1,000   Pennsylvania Power & Light, 6.88%, 02/01/03            1,030
   1,000   Public Service Electric & Gas, 6.25%, 01/01/07           995
     500   Western Resources Inc., 7.25%, 07/01/99                  507
-----------------------------------------------------------------------
                                                                 11,541
-----------------------------------------------------------------------
 INDUSTRIAL - 3.4%
   1,500   Dow Chemical, 8.55%, 10/15/09                          1,774
   1,000   Olsten Corp., 7.00%, 03/15/06                          1,029
     400   Polaroid Corporation, 7.25%, 01/15/07                    417
   1,000   Reynolds & Reynolds, 7.00%, 12/15/06                   1,034
   1,000   Toro Company, 7.13%, 06/15/07                          1,033
-----------------------------------------------------------------------
                                                                  5,287
-----------------------------------------------------------------------
 INDUSTRIAL PRODUCTS - 5.5%
   1,000   Black & Decker Co., 7.50%, 04/01/03                    1,045
   1,000   Carlisle Companies Inc., 7.25%, 01/15/07               1,045
   1,000   E.W. Scripps Co., 6.63%, 10/15/07                      1,021
   1,000   FBG (Fosters Brewing) Finance Ltd., 6.75%, 11/15/05    1,004
   1,200   Georgia Pacific Corp, 9.95%, 06/15/02                  1,355
   1,000   Millennium America Inc., 7.00%, 11/15/06               1,025
   1,000   Noranda, Inc., 7.00%, 07/15/05                         1,019
   1,000   Tosco Corp., 7.25%, 01/01/07                           1,051
-----------------------------------------------------------------------
                                                                  8,565
-----------------------------------------------------------------------
 INSURANCE - 2.4%
   1,000   Lincoln National Corp., 7.25%, 05/15/05                1,048
   1,500   MBIA, Inc., 9.00%, 02/15/01                            1,616
   1,000   U.S. Life, 6.38%, 06/15/00                               996
-----------------------------------------------------------------------
                                                                  3,660
-----------------------------------------------------------------------

                                                       ------------------------
THE MONITOR FIXED INCOME SECURITIES FUND               (Continued)


-------------------------------------------------------------------------------
 PRINCIPAL                                                               MARKET
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
-------------------------------------------------------------------------------
 TECHNOLOGY - 0.3%
    $500   International Business Machines, 6.38%, 06/15/00                $504
-------------------------------------------------------------------------------
 TELEPHONE UTILITIES & COMMUNICATION CO. - 2.3%
   1,000   Comsat Corp., 8.95%, 05/15/01                                  1,081
   1,000   General Telephone of the Southeast, 7.63%, 07/01/02            1,011
     900   GTE Corp., 9.10%, 06/01/03                                     1,006
     500   Southwestern Bell Telephone Co., 6.63%, 04/01/05                 508
-------------------------------------------------------------------------------
                                                                          3,606
-------------------------------------------------------------------------------
 TRANSPORTATION - 0.9%
     250   Union Pacific Co., 9.63%, 12/15/02                               282
   1,000   Union Pacific Co., 8.50%, 01/15/17                             1,043
-------------------------------------------------------------------------------
                                                                          1,325
-------------------------------------------------------------------------------
 TOTAL CORPORATE BONDS (IDENTIFIED COST $87,098)                         90,638
-------------------------------------------------------------------------------
 GOVERNMENT AGENCIES - 6.8%
   4,000   Federal National Mortgage Association Note,
            7.93%, 09/20/06                                               4,121
   1,625   GNMA Pool # 345128, 6.50%, 01/15/24                            1,608
     866   GNMA Pool # 352982, 7.50%, 05/15/24                              887
   1,711   GNMA Pool # 372962, 7.00%, 03/15/24                            1,726
     863   GNMA Pool # 373015, 8.00%, 06/15/24                              894
   1,225   GNMA Pool # 391615, 8.50%, 09/15/24                            1,287
-------------------------------------------------------------------------------
 TOTAL GOVERNMENT AGENCIES (IDENDIFIED COST $10,258)                     10,523
-------------------------------------------------------------------------------
 U.S. TREASURIES - 30.5%
   1,000   United States Treasury Notes, 8.75%, 08/15/20                  1,334
   4,000   United States Treasury Notes, 7.00%, 07/15/06                  4,233
  30,000   United States Treasury Notes, 6.63%, 03/31/02                 30,966
  10,000   United States Treasury Notes, 6.63%, 05/15/07                 10,792
-------------------------------------------------------------------------------
 TOTAL U.S. TREASURIES (IDENTIFIED COST $45,096)                         47,325
-------------------------------------------------------------------------------
 (A) COMMERCIAL PAPER - 2.5%
   3,872   Prudential Funding Corp., 5.70%, 01/02/98
            (at amortized cost)                                           3,872
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $146,324)                          $152,358
-------------------------------------------------------------------------------
See Notes To Portfolios of Investments.


                                                       ------------------------
THE MONITOR MORTGAGE SECURITIES FUND                   December 31, 1997

-------------------------------------------------------------------------------
 PRINCIPAL                                                               MARKET
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORP. - 32.5%
 (e)$2,000 Gold 30 Yr, (Dollar Roll), 7.00%, 12/01/26                    $2,019
     1,255 Gold 30 Yr, 6.50%, 12/01/25                                    1,246
     2,434 Gold 30 Yr, 7.00%, 04/01/27                                    2,460
       115 Pool # 220007, 8.75%, 08/01/01                                   118
       115 Pool # 380059, 9.50%, 10/01/04                                   120
     2,296 Pool # C80391, 7.00%, 03/01/26                                 2,324
     2,198 Pool # D69575, 7.50%, 03/01/26                                 2,254
     1,793 Pool # E65142, 6.50%, 07/01/11                                 1,798
        63 Pool # N90034, 9.00%, 11/01/98                                    63
-------------------------------------------------------------------------------
                                                                         12,402
-------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 43.4%
       196 Pool # 050279, 8.50%, 02/01/05                                   203
       331 Pool # 250128, 7.50%, 09/01/09                                   340
     2,351 Pool # 250551, 7.00%, 05/01/26                                 2,371
     1,312 Pool # 250554, 6.50%, 05/01/11                                 1,314
       268 Pool # 303459, 8.00%, 07/01/02                                   275
     1,314 Pool # 303653, 7.00%, 12/01/25                                 1,328
     1,848 Pool # 303753, 9.00%, 12/01/20                                 1,973
     1,271 Pool # 338449, 6.00%, 05/01/11                                 1,254
     1,652 Pool # 335836, 7.00%, 03/01/26                                 1,667
     1,274 Pool # 343212, 7.50%, 05/01/26                                 1,305
     2,465 Pool # 397835, 6.50%, 09/01/12                                 2,469
     1,024 Pool # 377753, 6.50%, 04/01/12                                 1,025
     1,000 REMIC 1996-53, 6.50%, 12/18/11                                 1,014
-------------------------------------------------------------------------------
                                                                         16,538
-------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.5%
     1,569 Pool # 200023, 9.50%, 05/15/18                                $1,713
        49 Pool # 305936, 8.50%, 04/15/06                                    51
       298 Pool # 306058, 8.50%, 06/15/06                                   310
        69 Pool # 328651, 8.50%, 05/15/07                                    71
       621 Pool # 344961, 7.00%, 06/15/08                                   634
       555 Pool # 348112, 7.00%, 06/15/08                                   566
       488 Pool # 349379, 7.00%, 05/15/08                                   498
     1,148 Pool # 780398, 9.00%, 04/15/21                                 1,251
       765 Pool # 780408, 9.00%, 10/15/22                                   827
-------------------------------------------------------------------------------
                                                                          5,921
-------------------------------------------------------------------------------
 U.S. TREASURY NOTES - 8.0%
     3,000 U.S. Treasury Notes, 6.875%, 07/31/99                          3,054
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 5.3%
     2,025 Goldman Sachs Co., Inc., dated 12/31/97, 6.78%, due
           01/02/98 repurchase price $2,025,763 (collateralized by
           FNMA obligations, total par value $1,978,849, 6.92%
           10/01/24; total market value $1,994,045)                       2,025
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $39,088)                            $39,940
-------------------------------------------------------------------------------


See Notes to Portfolios of Investments.

                                                           --------------------
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME                December 31, 1997
SECURITIES FUND

----------------------------------------------------------------------
 PRINCIPAL                                                      MARKET
 AMOUNT                                                          VALUE
 (000)                                                           (000)
----------------------------------------------------------------------
 CORPORATE BONDS - 59.3%
----------------------------------------------------------------------
 BANK & SAVINGS AND LOANS - 10.8%
  $1,000   Bankers Trust, 9.20%, 07/15/99                       $1,043
   1,000   Barnett Banks, 8.50%, 03/01/99                        1,026
   1,100   Chase Manhattan Corp., 10.00%, 06/15/99               1,158
   1,000   Chemical New York Corp., 9.75%, 06/15/99              1,049
   1,000   Citicorp, 9.00%, 04/15/99                             1,035
     500   Comerica, 9.75%, 05/01/99                               522
   1,000   Dominion Bankshares, 9.63%, 06/15/99                  1,047
   1,000   First Chicago, 9.88%, 07/01/99                        1,051
     500   First Fidelity Bancorp, 9.63%, 08/15/99                 526
   1,000   First Security Bank Utah, 7.88%, 10/15/99             1,029
   1,000   Golden West Financial, 9.15%, 05/23/98                1,012
   1,000   Harris Bancorp, 9.38%, 06/01/01                       1,094
     500   KeyCorp., 8.40%, 04/01/99                               513
   1,000   Mellon Corp., 6.30%, 06/01/00                         1,004
     500   Sovran Financial, 9.75%, 06/15/99                       525
----------------------------------------------------------------------
                                                                13,634
----------------------------------------------------------------------
 BASIC INDUSTRY - 3.4%
   1,000   LaFarge Corp., 9.32%, 04/24/01                        1,085
   1,000   Reynolds Metals, 9.31%, 01/03/02                      1,101
   1,000   Tech Corp, 8.70%, 05/01/02                            1,068
   1,000   WMX Technologies, Inc., 8.25%, 11/15/99               1,037
----------------------------------------------------------------------
                                                                 4,291
----------------------------------------------------------------------
 CAPITAL GOODS - 0.4%
     500   Baker Hughes, Inc., 7.63%, 02/15/99                     509
----------------------------------------------------------------------
 CONSUMER GOODS & SERVICES - 10.1%
   1,000   American Home Products, 7.70%, 02/15/00               1,029
   1,000   American Stores, 9.13%, 04/01/02                      1,098
   1,400   Columbia Pictures Entertainment, 9.88%, 02/01/98      1,403
   1,000   Cox Communications Inc., 6.38%, 06/15/00              1,004
   1,000   Dayton Hudson, 7.50%, 03/01/99                        1,016
   1,120   Dillard Dept. Stores Inc., 8.75%, 06/15/98            1,133
   1,000   Fortune Brands Inc, 9.00%, 06/15/99                   1,041
   1,000   PepsiCo Inc., 6.80%, 05/15/00                         1,017
     500   Philip Morris Inc., 6.38%, 01/15/98                     500
   1,000   Philip Morris Inc., 7.38%, 02/15/99                   1,012
     500   Scripps Howard Inc., 7.38%, 12/15/98                    505
   1,000   Sears Roebuck Co., 8.47%, 03/11/02                    1,070
   1,000   Super Valu Stores Inc., 8.88%, 06/15/99               1,039
----------------------------------------------------------------------
                                                                12,867
----------------------------------------------------------------------
 ENERGY-OIL & GAS - 1.6%
   1,000   Burlington Resources, 7.15%, 05/01/99                 1,014
   1,000   Elf Aquitaine, 7.75%, 05/01/99                        1,021
----------------------------------------------------------------------
                                                                 2,035
----------------------------------------------------------------------
 FINANCE COMPANIES - 12.9%
     812   AFG Receivables Trust 97-A, 6.65%, 10/15/02             817
   1,000   American Express Credit, 7.38%, 02/01/99              1,015
   1,000   American General Finance, 6.88%, 07/01/99             1,013
   1,050   Aristar Inc., 7.88%, 02/15/99                         1,070
   1,000   AT&T Capital Corp, 6.90%, 01/30/02                    1,018
   1,200   Bear Stearns Co., 7.63%, 09/15/99                     1,230
   1,000   Chrysler Financial Corp., 13.25%, 10/15/99            1,119
     500   CSW Investments, 6.95%, 08/01/01                        508
   1,000   Ford Motor Credit Co., 7.75%, 10/01/99                1,028
   1,000   General Motors Acceptance Corp, 6.75%, 02/07/02       1,018
   1,000   Goldman Sachs, 6.88%, 09/15/99                        1,013
   1,000   Household International, 6.00%, 03/15/99              1,000
   1,000   International Lease Finance Corp., 5.75%, 07/01/98    1,000
   1,000   Lehman Brothers Inc., 7.63%, 08/01/98                 1,009
     500   Morgan Stanley Group, 7.88%, 12/15/98                   509
   1,000   Salomon Inc., 9.38%, 04/15/98                         1,009

----------------------------------------------------------------------------
 PRINCIPAL                                                            MARKET
 AMOUNT                                                                VALUE
 (000)                                                                 (000)
----------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------------------
 FINANCE COMPANIES (CONTINUED)
  $1,000   Spieker Properties, 6.80%, 12/15/01                        $1,013
----------------------------------------------------------------------------
                                                                      16,389
----------------------------------------------------------------------------
 (D) FOREIGN INDUSTRIAL - 2.2%
   1,600   Pacific Dunlap, 9.75%, 12/15/00                             1,754
   1,000   Rhone-Poulenc, 6.75%, 10/15/99                              1,008
----------------------------------------------------------------------------
                                                                       2,762
----------------------------------------------------------------------------
 (D) FOREIGN SOVEREIGN - 2.1%
   1,000   Montreal Urban Commission, 9.13%, 03/15/01                  1,081
   1,500   Province of Quebec, 9.38%, 04/01/99                         1,558
----------------------------------------------------------------------------
                                                                       2,639
----------------------------------------------------------------------------
 GAS & ELECTRIC UTILITIES - 4.4%
   1,000   Commonwealth Edison, 7.50%, 01/01/01                        1,006
   1,000   Detroit Edison, 6.56%, 05/01/01                             1,010
     500   Empire District Electric Co., 5.70%, 05/01/98                 499
   1,000   Iowa Electric Light & Power, 7.60%, 03/01/99                1,018
   1,000   Rochester Gas & Electric, 8.25%, 03/15/02                   1,070
   1,000   Southern California Edison, 7.50%, 04/15/99                 1,018
----------------------------------------------------------------------------
                                                                       5,621
----------------------------------------------------------------------------
 INDUSTRIAL PRODUCTS - 2.3%
   1,000   AAR Corp, 9.50%, 11/01/01                                   1,105
   1,000   Polaroid Corporation, 6.75%, 01/15/02                       1,005
     750   Ultramar Corp, 8.25%, 07/01/99                                769
----------------------------------------------------------------------------
                                                                       2,879
----------------------------------------------------------------------------
 INSURANCE - 4.0%
   1,000   Allstate Corp., 5.88%, 06/15/98                             1,000
   1,000   Continental Corp., 8.25%, 04/15/99                          1,025
   1,000   Torchmark Corp., 9.63%, 05/01/98                            1,011
   1,000   Travelers Inc., 7.75%, 06/15/99                             1,024
   1,000   U.S. Life, 6.38%, 06/15/00                                    996
----------------------------------------------------------------------------
                                                                       5,056
----------------------------------------------------------------------------
 TELEPHONE UTILITIES & COMMUNICATION CO. - 2.4%
  1,000    Airtouch Communications, 7.13%, 07/15/01                    1,025
  1,000    MCI Communications Corp., 6.25%, 03/23/99                   1,002
  1,000    U.S. West Capital Funding, 6.85%, 01/15/02                  1,016
----------------------------------------------------------------------------
                                                                       3,043
----------------------------------------------------------------------------
 TRANSPORTATION - 2.7%
     765   Conrail Inc., 9.75%, 06/01/00                                 824
   1,500   CSX Corp., 9.50%, 08/01/00                                  1,615
   1,000   Union Pacific Corp., 6.25%, 03/15/99                        1,001
----------------------------------------------------------------------------
                                                                       3,440
----------------------------------------------------------------------------
 TOTAL CORPORATE BONDS (COST $74,072)                                 75,165
----------------------------------------------------------------------------
 GOVERNMENT BONDS - 36.4%
----------------------------------------------------------------------------
 GOVERNMENT AGENCIES - 2.4%
   3,000   Federal National Mortgage Association, 6.70%, 08/10/01      3,031
----------------------------------------------------------------------------
 U.S. TREASURIES - 34.0%
   7,000   U.S. Treasury Notes, 6.25%, 06/30/02                        7,138
   3,000   U.S. Treasury Notes, 5.88%, 09/30/02                        3,016
  32,000   U.S. Treasury Notes, 6.63%, 03/31/02                       33,030
----------------------------------------------------------------------------
                                                                      43,184
----------------------------------------------------------------------------
 TOTAL GOVERNMENT BONDS (COST $44,898)                                46,215
----------------------------------------------------------------------------
 (A) COMMERCIAL PAPER - 2.9%
   3,741   Prudential Funding Corp., 5.70%, 01/02/98
            (at amortized cost)                                        3,741
----------------------------------------------------------------------------
 TOTAL INVESTMENTS (COST $122,711)                                  $125,121
----------------------------------------------------------------------------

See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
 Notes to Portfolios of Investments
--------------------------------------------------------------------------------

*   Non-income producing securities.
(a) Discount Security. Disclosed rate is the effective rate of the security at the time of purchase.
(b) Non-Discount security. Disclosed rate is the coupon rate.
(c) Pre-Refunded Security--The maturity date shown represents the pre-refunded date.
(d) U.S. Dollar denominated.
(e) On December 31, 1997 the total cost of investments purchased on a when-issued basis was $1,980,000.
(f) Putable Security--the maturity date shown represents the put date.
(g) Section 4(2) Commercial Paper/Rule 144A Security--Security is subject to contractual or legal restriction on its resale and is deemed liquid pursuant to guidelines established by the Board of Trustees.

The following abbreviations are used in these Portfolios of Investments:

ADR--American Depository Receipt                        IDA--Industrial Development Authority
AMBAC--American Municipal Bond Assurance Corporation    IDR--Industrial Development Revenue
BANs--Bond Anticipation Notes                           LOC--Letter of Credit
BIG--Bond Investors Guaranty                            LSD--Local School District
CSD--City School District                               MBIA--Municipal Bond Investors Assurance
EDR--Educational Development Revenue                    PERCS--Preferred Equity Redemption Cumulative Stock
ETM--Escrowed to Maturity                               PLC--Public Limited Company
FGIC--Financial Guaranty Insurance Company              REMIC--Real Estate Mortgage Investment Conduit
FNMA--Federal National Mortgage Association             SPA--Standby Purchase Agreement
GNMA--Government National Mortgage Association          SSRB--Sewer System Revenue Bonds
GO--General Obligation                                  TANs--Tax Anticipation Notes
HRB--Hospital Revenue Bonds                             VRDNs--Variable Rate Demand Notes-rates disclosed are in effect
                                                        December 31, 1997

The categories of investments are shown as a percentage of net assets.



The following is a summary of investment information as of December 31, 1997.
(000)

                              COST OF
                            INVESTMENTS   NET UNREALIZED    GROSS        GROSS
                          FOR FEDERAL TAX APPRECIATION/   UNREALIZED   UNREALIZED    TOTAL
MONITOR FUNDS                PURPOSES      DEPRECIATION  APPRECIATION DEPRECIATION NET ASSETS
---------------------------------------------------------------------------------------------
Money Market Fund.........   $ 566,743**         --            --           --      564,435
Ohio Municipal Money
 Market Fund..............     155,004**         --            --           --      155,564
U.S. Treasury Money
 Market Fund..............     543,639**         --            --           --      541,306
Growth Fund...............     132,042       101,434       102,789       (1,355)    233,623
Income Equity Fund........     125,482        88,600        88,600          --      214,904
Ohio Tax-Free Fund........      61,858         3,396         3,396          --       65,793
Fixed Income Securities
 Fund.....................     146,324         6,034         6,153         (119)    154,989
Mortgage Securities
 Fund.....................      39,088           852           875          (23)     38,139
Short/Intermediate Fixed
 Income Securities Fund...     122,711         2,410         2,424          (14)    126,845
---------------------------------------------------------------------------------------------

** At amortized cost.
   (See Notes which are an integral part of the Financial Statements)


CONCENTRATION OF CREDIT RISK

The Monitor Ohio Municipal Money Market Fund and The Monitor Ohio Tax-Free Fund, invest in debt instruments of Municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Funds invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At December 31, 1997, the percentage of portfolio investments by each revenue source were as follows:

  THE MONITOR OHIO MUNICIPAL MONEY MARKET FUND                                        THE MONITOR OHIO TAX-FREE FUND
Revenue Bonds:                                                            Revenue Bonds:
 Lease Bonds.................................  2.1%                        Lease Bonds.................................  6.3%
 Hospital Bonds.............................. 13.8%                        Hospital Bonds..............................  9.3%
 Health Care Bonds........................... 13.1%                        Health Care Bonds...........................  1.7%
 Higher Education Bonds...................... 10.3%                        Higher Education Bonds...................... 11.0%
 Industrial Bonds............................ 16.8%                        Industrial Bonds............................  0.7%
 School Bonds................................  0.7%                        School Bonds................................  2.4%
 Utility Bonds............................... 11.8%                        Utility Bonds............................... 11.4%
General Obligation........................... 31.4%                       General Obligation........................... 57.2%

                      [This Page Intentionally Left Blank]

--------------------------------------------------------------------------------
 Statements of Assets & Liabilities
--------------------------------------------------------------------------------

DECEMBER 31, 1997
(All numbers in thousands except net asset values and offering price per share)


                                                       MONITOR        MONITOR
                                         MONITOR    OHIO MUNICIPAL U.S. TREASURY
                                       MONEY MARKET  MONEY MARKET  MONEY MARKET
                                           FUND          FUND          FUND
--------------------------------------------------------------------------------
 ASSETS:
 Investments at value...............     $512,734      $155,004      $267,316
 Investments in repurchase                 54,009           --        276,323
  agreements........................
 Cash...............................          --            --            --
 Dividends and interest receivable..           38         1,055            88
 Receivable for Fund shares sold....           10           --            --
--------------------------------------------------------------------------------
  Total assets......................      566,791       156,059       543,727
--------------------------------------------------------------------------------
 LIABILITIES:
 Payable for Fund shares redeemed...          193           --            --
 Payable for securities purchased             --            --            --
  (dollar roll transactions) .......
 Dividend payable...................        1,908           413         2,208
 ACCRUED EXPENSES:
 Investment advisory fees...........          137            46            93
 Administrative personnel and                  51            15            51
  services..........................
 Custodian and recordkeeping fees              26             8            26
  and expenses......................
 Distribution service fees --                  13             7             5
   Investment Shares................
 Other..............................           28             6            38
--------------------------------------------------------------------------------
  Total liabilities.................        2,356           495         2,421
--------------------------------------------------------------------------------
 NET ASSETS:
 Paid-in-capital....................      564,435       155,576       541,306
 Net unrealized appreciation                  --            --            --
  (depreciation) of investments.....
 Accumulated net realized gain                --            (12)          --
  (loss) on investments.............
 Undistributed net investment                 --            --            --
  income............................
--------------------------------------------------------------------------------
  Total Net Assets..................     $564,435      $155,564      $541,306
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NET ASSETS:
 Trust Shares.......................      424,050        72,667       483,548
 Investment Shares..................      140,385        82,897        57,758
 NET ASSET VALUE AND REDEMPTION
  PROCEEDS PER SHARE:
 Trust Shares.......................     $   1.00      $   1.00      $   1.00
 Investment Shares..................     $   1.00      $   1.00      $   1.00
 OFFERING PRICE PER SHARE:
 Trust Shares.......................     $   1.00      $   1.00      $   1.00
 Investment Shares..................     $   1.00      $   1.00      $   1.00
 SHARES OUTSTANDING:
 Trust Shares.......................      424,050        72,675       483,550
 Investment Shares..................      140,385        82,901        57,759
--------------------------------------------------------------------------------
 Total shares outstanding ($0.001         564,435       155,576       541,309
  par value)........................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Investments, at identified cost....     $566,743      $155,004      $543,639
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

*  Computation of Offering price: 100/96 of net asset value.
** Computation of Offering price: 100/98 of net asset value.
***Computation of Offering price: 100/94.5 of net asset value.
(See Notes which are an integral part of the Financial Statements)

 Statements of Operations
YEAR ENDED DECEMBER 31, 1997
(All numbers in thousands)

                                                       MONITOR        MONITOR
                                         MONITOR    OHIO MUNICIPAL U.S. TREASURY
                                       MONEY MARKET  MONEY MARKET  MONEY MARKET
                                           FUND          FUND          FUND
--------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Interest income....................     $ 26,749      $  5,080      $ 29,562
 Dividend income....................          --            --            --
--------------------------------------------------------------------------------
  Total income......................       26,749         5,080        29,562
--------------------------------------------------------------------------------
 EXPENSES:
 Investment advisory fees...........        1,439           414         1,103
 Trustees' fees.....................           12             3            15
 Administrative personnel and                 529           152           607
  services..........................
 Custodian and recordkeeping fees             269            77           309
  and expenses......................
 Transfer and dividend disbursing              35            31            40
  agent fees and expenses...........
 Fund share registration costs......           46            23            62
 Auditing fees......................           29             7            48
 Legal fees.........................           11             3            14
 Printing and postage...............           35             7            55
 Insurance premiums.................           23             6            33
 Distribution services fees --                290           182           126
   Investment Shares................
 Miscellaneous......................            2             1             3
--------------------------------------------------------------------------------
  Total expenses....................        2,720           906         2,415
--------------------------------------------------------------------------------
 Deduct-
 Waiver of investment advisory fees.          --            (99)          --
 Waiver of distribution services             (174)         (109)          (75)
  fees..............................
--------------------------------------------------------------------------------
 NET EXPENSES.......................        2,546           698         2,340
--------------------------------------------------------------------------------
 NET INVESTMENT INCOME..............       24,203         4,382        27,222
--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
  on Investments:
 Net realized gain (loss) on                  --            --            --
  investments (identified cost
  basis)............................
 Net change in unrealized                     --            --            --
  appreciation (depreciation) on
  investments.......................
--------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN             --            --            --
  (LOSS) ON INVESTMENTS.............
--------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM     $ 24,203      $  4,382      $ 27,222
  OPERATIONS........................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

                          MONITOR    MONITOR                     MONITOR
              MONITOR      OHIO       FIXED      MONITOR    SHORT/INTERMEDIATE
   MONITOR     INCOME      TAX-       INCOME     MORTGAGE      FIXED INCOME
   GROWTH      EQUITY      FREE     SECURITIES  SECURITIES      SECURITIES
    FUND        FUND       FUND        FUND        FUND            FUND
------------------------------------------------------------------------------
  $233,476    $214,082    $65,254    $152,358    $37,915         $125,121
       --          --         --          --       2,025              --
       --          --          92         --           1              --
       267         971        513       2,747        285            2,054
       102           2        --            1        --               --
------------------------------------------------------------------------------
   233,845     215,055     65,859     155,106     40,226          127,175
------------------------------------------------------------------------------
        43           5         16           3         29              243
       --          --         --          --       2,005              --
       --          --         --          --         --               --
       117         109         28          65         17               54
        21          19          6          14          4               11
        11          10          3           7         13                6
         1         --         --          --         --               --
        29           8         13          28         19               16
------------------------------------------------------------------------------
       222         151         66         117      2,087              330
------------------------------------------------------------------------------
   132,182     126,264     62,384     148,930     60,923          125,135
   101,434      88,600      3,396       6,034        852            2,410
       --          --         --          (20)   (23,662)            (714)
         7          40         13          45         26               14
------------------------------------------------------------------------------
  $233,623    $214,904    $65,793    $154,989    $38,139         $126,845
------------------------------------------------------------------------------
------------------------------------------------------------------------------
   228,138     214,625     64,325     153,374     37,057          126,845
     5,485         279      1,468       1,615      1,082              --
  $  43.48    $  36.30    $ 21.74    $  21.41    $  8.24         $  20.04
  $  43.46    $  36.29    $ 21.73    $  21.41    $  8.26              --
  $  43.48    $  36.30    $ 21.74    $  21.41    $  8.24         $  20.04
  $  45.27*   $  38.40*** $ 22.17**  $  21.85**  $  8.43**            --
     5,247       5,913      2,959       7,165      4,498            6,329
       126           8         68          75        131              --
------------------------------------------------------------------------------
     5,373       5,921      3,027       7,240      4,629            6,329
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $132,042    $125,482    $61,858    $146,324    $39,088         $122,711
------------------------------------------------------------------------------
------------------------------------------------------------------------------

                          MONITOR    MONITOR                     MONITOR
              MONITOR      OHIO       FIXED      MONITOR    SHORT/INTERMEDIATE
   MONITOR     INCOME      TAX-       INCOME     MORTGAGE      FIXED INCOME
   GROWTH      EQUITY      FREE     SECURITIES  SECURITIES      SECURITIES
    FUND        FUND       FUND        FUND        FUND            FUND
------------------------------------------------------------------------------
  $    321    $  2,359    $ 3,564    $ 10,385    $ 2,884         $  8,289
     2,861       5,269        --          --         --               --
------------------------------------------------------------------------------
     3,182       7,628      3,564      10,385      2,884            8,289
------------------------------------------------------------------------------
     1,249       1,175        328         746        205              623
         3           4          1           2          1                2
       229         215         72         164         45              137
       117         110         37          83         44               70
        27          27         18          26         23               26
        19          21          8          16         22               18
         4          10          2           2          1                2
         4           4          1           3          1                2
         4           9          2           3          1                3
         6           8          2           5          1                5
        12         --           4           4          7              --
         1           7        --            1          7                2
------------------------------------------------------------------------------
     1,675       1,590        475       1,055        358              890
------------------------------------------------------------------------------
       --          --         --          --         (82)             --
       --          --         --          --          (3)             --
------------------------------------------------------------------------------
     1,675       1,590        475       1,055        273              890
------------------------------------------------------------------------------
     1,507       6,038      3,089       9,330      2,611            7,399
------------------------------------------------------------------------------
    11,145       3,824         24       1,205        303             (337)
    50,540      35,379        736       2,141        484              819
------------------------------------------------------------------------------
    61,685      39,203        760       3,346        787              482
------------------------------------------------------------------------------
  $ 63,192    $ 45,241    $ 3,849    $ 12,676    $ 3,398         $  7,881
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 Statements of Changes In Net Assets
(All numbers in thousands)

                                                                             MONITOR
                                                   MONITOR OHIO           U.S. TREASURY
                             MONITOR MONEY        MUNICIPAL MONEY          MONEY MARKET         MONITOR GROWTH
                              MARKET FUND           MARKET FUND                FUND                  FUND
                            YEAR       YEAR       YEAR       YEAR        YEAR         YEAR       YEAR      YEAR
                            ENDED      ENDED      ENDED      ENDED       ENDED       ENDED      ENDED     ENDED
                          DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,    DEC. 31,     DEC. 31,   DEC. 31,  DEC. 31,
                            1997       1996       1997       1996        1997         1996       1997      1996
------------------------------------------------------------------------------------------------------------------
OPERATIONS--
Net investment income     $  24,203  $  20,556  $   4,382  $   3,605  $    27,222  $   21,966  $  1,507  $  2,043
Net realized gain (loss)
 on investment
 transactions                    --         --         --         --           --          --    11,145     8,154
Change in net unrealized
 appreciation
 (depreciation) of
 investments                     --         --         --         --           --          --    50,540    15,748
------------------------------------------------------------------------------------------------------------------
 Change in net assets
  resulting from
  operations                 24,203     20,556      4,382      3,605       27,222      21,966    63,192    25,945
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM--
Net investment income:
 Trust Shares               (18,452)   (15,979)    (2,112)    (1,654)     (24,783)    (19,879)   (1,480)   (2,017)
 Investment Shares           (5,751)    (4,577)    (2,270)    (1,951)      (2,439)     (2,087)      (24)      (40)
Net realized gain on
 investments:
 Trust Shares                    --         --         --         --           --          --   (10,892)   (7,963)
 Investment Shares               --         --         --         --           --          --      (253)     (192)
------------------------------------------------------------------------------------------------------------------
 Change in net assets
  from distributions to
  shareholders              (24,203)   (20,556)    (4,382)    (3,605)     (27,222)    (21,966)  (12,649)  (10,212)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
Trust Shares:
 Proceeds from Shares
  Issued                    642,026    771,826    127,512     93,400    1,193,708   1,116,651    21,218    29,335
 Reinvestment of
  Distributions                  15         37         --          1           27          23     4,292     3,323
 Cost of Shares Redeemed   (555,953)  (730,666)  (111,499)   (93,303)  (1,184,780)   (919,223)  (22,496)  (15,669)
------------------------------------------------------------------------------------------------------------------
Total Trust Shares
 Transactions                86,088     41,197     16,013         98        8,955     197,451     3,014    16,989
------------------------------------------------------------------------------------------------------------------
Investment Shares:
 Proceeds from Shares
  Issued                    212,817    135,440    150,492    118,303      150,381     114,039       536       483
 Reinvestment of
  Distributions               4,422      3,935        349        412          930       1,284       274       230
 Cost of Shares Redeemed   (174,411)  (133,105)  (142,046)  (100,077)    (141,437)   (106,412)     (793)     (584)
------------------------------------------------------------------------------------------------------------------
Total Investment Shares
 Transactions                42,828      6,270      8,795     18,638        9,874       8,911        17       129
------------------------------------------------------------------------------------------------------------------
Change in net assets
 from Fund shares
 transactions               128,916     47,467     24,808     18,736       18,829     206,362     3,031    17,118
------------------------------------------------------------------------------------------------------------------
Total change in Net
 Assets                     128,916     47,467     24,808     18,736       18,829     206,362    53,574    32,851
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period         435,519    388,052    130,756    112,020      522,477     316,115   180,049   147,198
------------------------------------------------------------------------------------------------------------------
End of period             $ 564,435  $ 435,519  $ 155,564  $ 130,756  $   541,306  $  522,477  $233,623  $180,049
==================================================================================================================
Undistributed net
 investment income
 included in net assets
 at end of period                --         --         --         --           --          --  $      7  $      4
------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED--
Trust Shares:
 Shares issued              642,026    771,826    127,512     93,400    1,193,708   1,116,651       546       897
 Reinvestment of
  Distributions                  15         37         --          1           27          23       102        98
 Shares redeemed           (555,953)  (730,666)  (111,499)   (93,303)  (1,184,780)   (919,223)     (576)     (475)
------------------------------------------------------------------------------------------------------------------
Total Trust Shares
 Transactions                86,088     41,197     16,013         98        8,955     197,451        72       520
------------------------------------------------------------------------------------------------------------------
Investment Shares:
 Shares issued              212,817    135,440    150,492    118,303      150,381     114,039        14        15
 Reinvestment of
  Distributions               4,422      3,935        349        412          930       1,284         6         7
 Shares redeemed           (174,411)  (133,105)  (142,046)  (100,077)    (141,437)   (106,412)      (20)      (18)
------------------------------------------------------------------------------------------------------------------
Total Investment Shares
 Transactions                42,828      6,270      8,795     18,638        9,874       8,911       --          4
------------------------------------------------------------------------------------------------------------------
Net change in Fund share
 transactions               128,916     47,467     24,808     18,736       18,829     206,362        72       524
------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

                                                                                             MONITOR SHORT/
                                                     MONITOR FIXED                         INTERMEDIATE FIXED
        MONITOR INCOME           MONITOR OHIO      INCOME SECURITIES   MONITOR MORTGAGE     INCOME SECURITIES
          EQUITY FUND            TAX-FREE FUND           FUND           SECURITIES FUND           FUND
      YEAR             YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR       YEAR
     ENDED            ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED      ENDED
    DEC. 31,         DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,   DEC. 31,
      1997             1996      1997      1996      1997      1996      1997      1996      1997       1996
----------------------------------------------------------------------------------------------------------------
       $  6,038      $  5,579  $ 3,089   $ 2,951   $  9,330  $  8,890  $ 2,611   $  3,241  $   7,399  $   7,296
          3,824         2,817       24         4      1,205       996      303     (1,934)      (337)        80
         35,379        16,650      736      (769)     2,141    (6,268)     484      1,547        819     (2,269)
----------------------------------------------------------------------------------------------------------------
         45,241        25,046    3,849     2,186     12,676     3,618    3,398      2,854      7,881      5,107
----------------------------------------------------------------------------------------------------------------
         (6,057)       (5,542)  (3,029)   (2,861)    (9,200)   (8,840)  (2,454)    (3,067)    (7,408)    (7,408)
             (2)           --      (78)      (92)      (103)     (124)     (82)      (120)        --         --
         (3,819)       (2,850)     (18)       --         --        --       --         --         --         --
             (5)           --       --        --         --        --       --         --         --         --
----------------------------------------------------------------------------------------------------------------
         (9,883)       (8,392)  (3,125)   (2,953)    (9,303)   (8,964)  (2,536)    (3,187)    (7,408)    (7,408)
----------------------------------------------------------------------------------------------------------------
         19,581        26,867    7,624    13,886     20,505    22,286    2,800      2,565     15,526     15,023
          3,169         2,760      185       168      3,660     3,424      187        228      3,348      3,221
        (16,240)      (15,406)  (8,988)   (8,388)   (18,168)  (17,837)  (6,332)   (15,573)   (18,016)   (24,380)
----------------------------------------------------------------------------------------------------------------
          6,510        14,221   (1,179)    5,666      5,997     7,873   (3,345)   (12,780)       858     (6,136)
----------------------------------------------------------------------------------------------------------------
            263            --      124       261         93       186       13         61         --         --
              7            --       61        72         76        93       55         84         --         --
             (1)           --     (636)     (565)      (439)     (516)    (678)      (476)        --         --
----------------------------------------------------------------------------------------------------------------
            269            --     (451)     (232)      (270)     (237)    (610)      (331)        --         --
----------------------------------------------------------------------------------------------------------------
          6,779        14,221   (1,630)    5,434      5,727     7,636   (3,955)   (13,111)       858     (6,136)
----------------------------------------------------------------------------------------------------------------
         42,137        30,875     (906)    4,667      9,100     2,290   (3,093)   (13,443)     1,331     (8,437)
----------------------------------------------------------------------------------------------------------------
        172,767       141,892   66,699    62,032    145,889   143,599   41,232     54,675    125,514    133,951
----------------------------------------------------------------------------------------------------------------
       $214,904      $172,767  $65,793   $66,699   $154,989  $145,889  $38,139   $ 41,232  $ 126,845  $ 125,514
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
       $     40      $     61  $    13   $    31   $     44  $     17  $    75   $     --  $     (14) $      23
----------------------------------------------------------------------------------------------------------------
            595           940      355       648        979     1,065      347        320        780        752
             93            95        8         8        175       164       23         28        168        162
           (485)         (532)    (420)     (390)      (868)     (845)    (779)    (1,951)      (906)    (1,210)
----------------------------------------------------------------------------------------------------------------
            203           503      (57)      266        286       384     (409)    (1,603)        42       (296)
----------------------------------------------------------------------------------------------------------------
              8            --        6        12          4         9        2          8         --         --
             --            --        3         3          4         4        7         10         --         --
             --            --      (29)      (26)       (21)      (25)     (84)       (59)        --         --
----------------------------------------------------------------------------------------------------------------
              8            --      (20)      (11)       (13)      (12)     (75)       (41)        --         --
----------------------------------------------------------------------------------------------------------------
            211           503      (77)      255        273       372     (484)    (1,644)        42       (296)
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

MONEY MARKET FUNDS
(For a share outstanding throughout the period)

                                      DISTRIBUTIONS TO
                 NET ASSET              SHAREHOLDERS   NET ASSET
                  VALUE,      NET         FROM NET       VALUE
  YEAR ENDED     BEGINNING INVESTMENT    INVESTMENT     END OF     TOTAL
  DECEMBER 31,   OF PERIOD   INCOME        INCOME       PERIOD   RETURN(B)
 --------------------------------------------------------------------------
  TRUST SHARES
  THE MONITOR MONEY MARKET FUND
  1997            $ 1.00      0.05         (0.05)        $1.00     5.17%
  1996            $ 1.00      0.05         (0.05)        $1.00     5.01%
  1995            $ 1.00      0.05         (0.05)        $1.00     5.58%
  1994            $ 1.00      0.04         (0.04)        $1.00     3.86%
  1993            $ 1.00      0.03         (0.03)        $1.00     2.74%
  THE MONITOR OHIO MUNICIPAL MONEY
   MARKET FUND
  1997            $ 1.00      0.03         (0.03)        $1.00     3.27%
  1996            $ 1.00      0.03         (0.03)        $1.00     3.14%
  1995            $ 1.00      0.04         (0.04)        $1.00     3.57%
  1994            $ 1.00      0.02         (0.02)        $1.00     2.41%
  1993            $ 1.00      0.02         (0.02)        $1.00     2.08%
  THE MONITOR U.S. TREASURY MONEY
   MARKET FUND
  1997            $ 1.00      0.05         (0.05)        $1.00     5.06%
  1996            $ 1.00      0.05         (0.05)        $1.00     4.98%
  1995            $ 1.00      0.05         (0.05)        $1.00     5.53%
  1994            $ 1.00      0.04         (0.04)        $1.00     3.79%
  1993            $ 1.00      0.03         (0.03)        $1.00     2.77%
  INVESTMENT SHARES
  THE MONITOR MONEY MARKET FUND
  1997            $ 1.00      0.05         (0.05)        $1.00     5.07%
  1996            $ 1.00      0.05         (0.05)        $1.00     4.90%
  1995            $ 1.00      0.05         (0.05)        $1.00     5.48%
  1994            $ 1.00      0.04         (0.04)        $1.00     3.76%
  1993            $ 1.00      0.03         (0.03)        $1.00     2.63%
  THE MONITOR OHIO MUNICIPAL MONEY
   MARKET FUND
  1997            $ 1.00      0.03         (0.03)        $1.00     3.17%
  1996            $ 1.00      0.03         (0.03)        $1.00     3.04%
  1995            $ 1.00      0.03         (0.03)        $1.00     3.47%
  1994            $ 1.00      0.02         (0.02)        $1.00     2.31%
  1993            $ 1.00      0.02         (0.02)        $1.00     1.98%
  THE MONITOR U.S. TREASURY MONEY
   MARKET FUND
  1997            $ 1.00      0.05         (0.05)        $1.00     4.95%
  1996            $ 1.00      0.05         (0.05)        $1.00     4.87%
  1995            $ 1.00      0.05         (0.05)        $1.00     5.43%
  1994            $ 1.00      0.04         (0.04)        $1.00     3.68%
  1993(a)         $ 1.00      0.01         (0.01)        $1.00     0.54%(e)
 --------------------------------------------------------------------------

(a) Reflects operations for the period from October 19, 1993 (date of initial public investment) to December 31, 1993.

(b) Based on net asset value, which does not reflect the sales load, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(e) Not annualized.

(See Notes which are an integral part of the Financial Statements)

             RATIO TO AVERAGE NET ASSETS
  ------------------------------------------------------------
                       NET                       EXPENSE                   NET ASSETS,
                    INVESTMENT              WAIVER REDUCTION/             END OF PERIOD
  EXPENSES            INCOME                REIMBURSEMENT(D)              (000 OMITTED)
 -------------------------------------------------------------------------------------
    0.51%              5.06%                       --                       $424,050
    0.53%              4.90%                       --                       $337,962
    0.53%              5.44%                      0.03%                     $296,764
    0.51%              3.75%                      0.02%                     $287,805
    0.51%              2.70%                      0.02%                     $337,276
    0.45%              3.23%                      0.07%                     $ 72,667
    0.42%              3.10%                      0.12%                     $ 56,654
    0.42%              3.52%                      0.20%                     $ 56,551
    0.45%              2.40%                      0.19%                     $ 39,624
    0.45%              2.07%                      0.20%                     $ 40,141
    0.42%              4.95%                       --                       $483,548
    0.42%              4.87%                       --                       $474,593
    0.43%              5.40%                      0.01%                     $277,142
    0.42%              3.76%                      0.02%                     $256,538
    0.40%              2.74%                      0.03%                     $231,123
    0.61%              4.96%                      0.15%                     $140,385
    0.63%              4.80%                       --                       $ 97,557
    0.63%              5.30%                      0.03%                     $ 91,288
    0.61%              3.85%                      0.02%                     $ 41,629
    0.61%              2.60%                      0.02%                     $ 21,583
    0.55%              3.13%                      0.22%                     $ 82,897
    0.52%              3.00%                      0.12%                     $ 74,102
    0.52%              3.42%                      0.20%                     $ 55,469
    0.55%              2.30%                      0.19%                     $ 37,134
    0.55%              1.88%                      0.20%                     $ 20,312
    0.52%              4.85%                      0.15%                     $ 57,758
    0.52%              4.77%                      0.15%                     $ 47,884
    0.53%              5.28%                      0.18%                     $ 38,973
    0.52%              3.66%                      0.17%                     $ 20,390
    0.50%(c)           2.65%(c)                   0.16%(c)                  $    948
 -------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

EQUITY FUNDS
(For a share outstanding throughout the period)

                                                                            DISTRIBUTIONS TO
                                  NET REALIZED             DISTRIBUTIONS TO   SHAREHOLDERS
            NET ASSET                 AND                    SHAREHOLDERS       FROM NET
YEAR ENDED   VALUE,      NET       UNREALIZED   TOTAL FROM     FROM NET      REALIZED GAIN
DECEMBER    BEGINNING INVESTMENT GAIN/(LOSS) ON INVESTMENT    INVESTMENT     ON INVESTMENT
31,         OF PERIOD   INCOME    INVESTMENTS   OPERATIONS      INCOME        TRANSACTIONS
--------------------------------------------------------------------------------------------
TRUST SHARES
THE MONITOR GROWTH FUND
1997         $33.97      0.29        11.63        11.92         (0.29)           (2.12)
1996         $30.81      0.40         4.72         5.12         (0.40)           (1.56)
1995         $26.30      0.43         7.62         8.05         (0.43)           (3.11)
1994         $26.17      0.39         0.21         0.60         (0.40)           (0.07)
1993         $25.76      0.46         0.44         0.90         (0.47)           (0.02)
THE MONITOR INCOME EQUITY FUND
1997         $30.26      1.03         6.70         7.73         (1.04)           (0.65)
1996         $27.25      1.00         3.51         4.51         (1.00)           (0.50)
1995         $21.93      0.94         5.34         6.28         (0.96)             --
1994         $23.21      0.88        (1.29)       (0.41)        (0.87)             --
1993         $21.70      0.74         1.57         2.31         (0.74)           (0.06)
INVESTMENT SHARES
THE MONITOR GROWTH FUND
1997         $33.96      0.19        11.63        11.82         (0.20)           (2.12)
1996         $30.81      0.31         4.73         5.04         (0.33)           (1.56)
1995         $26.31      0.35         7.61         7.96         (0.35)           (3.11)
1994         $26.16      0.33         0.22         0.55         (0.33)           (0.07)
1993         $25.76      0.40         0.43         0.83         (0.41)           (0.02)
THE MONITOR INCOME EQUITY FUND(A)
1997         $31.20      0.65         5.72         6.37         (0.63)           (0.65)
--------------------------------------------------------------------------------------------

(a) Reflects operations for the period from May 1, 1997 (effective date of Investment Shares) to December 31, 1997.

(b) Based on net asset value, which does not reflect the sales load, if applicable.

(c) Computed on annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(e) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required beginning in fiscal 1996.

(f) Not annualized.

(See Notes which are an integral part of the Financial Statements)

                                         RATIO TO AVERAGE NET ASSETS
               NET ASSET             ---------------------------------------
                 VALUE                             NET       EXPENSE WAIVER   NET ASSETS,  PORTFOLIO  AVERAGE
    TOTAL       END OF     TOTAL                INVESTMENT     REDUCTION/    END OF PERIOD TURNOVER  COMMISSION
DISTRIBUTIONS   PERIOD   RETURN(B)   EXPENSES     INCOME    REIMBURSEMENT(D) (000 OMITTED)   RATE     RATE(E)
---------------------------------------------------------------------------------------------------------------

    (2.40)      $43.48     35.37%      0.80%       0.73%           --          $228,138        12%    $0.0607
    (1.96)      $33.97     16.72%      0.83%       1.20%           --          $175,764        21%    $0.0452
    (3.54)      $30.81     30.75%      0.86%       1.34%          0.05%        $143,421        37%        n/a
    (0.47)      $26.30      2.28%      0.88%       1.52%          0.04%        $103,463        42%        n/a
    (0.49)      $26.17      3.53%      0.84%       1.79%          0.04%        $109,576        29%        n/a

    (1.69)      $36.30     25.99%      0.81%       3.08%           --          $214,625       24%     $0.0602
    (1.50)      $30.26     16.88%      0.82%       3.50%           --          $172,767        25%    $0.0352
    (0.96)      $27.25     29.26%      0.82%       3.85%           --          $141,892        17%        n/a
    (0.87)      $21.93     (1.82%)     0.84%       3.91%           --          $115,399        50%        n/a
    (0.80)      $23.21     10.85%      0.82%       3.29%           --          $135,618        10%        n/a


    (2.31)      $43.46     35.04%      1.05%       0.48%           --          $  5,485        12%    $0.0607
    (1.89)      $33.96     16.43%      1.08%       0.93%           --          $  4,285        21%    $0.0452
    (3.46)      $30.81     30.40%      1.11%       1.08%          0.05%        $  3,777        37%        n/a
    (0.40)      $26.31      2.08%      1.13%       1.27%          0.04%        $  3,212        42%        n/a
    (0.43)      $26.16      3.25%      1.10%       1.54%          0.04%        $  3,961        29%        n/a

    (1.28)      $36.29     16.09%(f)   1.08%(c)    2.76%(c)        --          $    279        24%    $0.0602
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------
FIXED INCOME FUNDS
(For a share outstanding throughout the period)

                                                                                                          DISTRIBUTIONS TO
                                                                                         DISTRIBUTIONS TO   SHAREHOLDERS
                          NET ASSET                             NET REALIZED               SHAREHOLDERS       FROM NET
                           VALUE,                NET           AND UNREALIZED TOTAL FROM     FROM NET      REALIZED GAIN
     YEAR ENDED           BEGINNING           INVESTMENT       GAIN/(LOSS) ON INVESTMENT    INVESTMENT     ON INVESTMENT
    DECEMBER 31,          OF PERIOD             INCOME          INVESTMENTS   OPERATIONS      INCOME        TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
THE MONITOR OHIO TAX-FREE FUND
1997                  $              21.49                1.01      0.27         1.28         (1.02)           (0.01)
1996                  $              21.77                1.01     (0.28)        0.73         (1.01)              --
1995                  $              20.50                1.01      1.27         2.28         (1.01)              --
1994                  $              22.04                0.99     (1.55)       (0.56)        (0.98)              --
1993                  $              21.31                0.96      0.73         1.69         (0.96)              --
THE MONITOR FIXED INCOME SECURITIES FUND
1997                  $              20.94                1.31      0.47         1.78         (1.31)              --
1996                  $              21.78                1.34     (0.83)        0.51         (1.35)              --
1995                  $              19.69                1.34      2.09         3.43         (1.34)              --
1994                  $              22.03                1.28     (2.28)       (1.00)        (1.34)              --
1993                  $              21.32                1.28      0.88         2.16         (1.39)           (0.06)
THE MONITOR MORTGAGE SECURITIES FUND
1997(d)               $               8.06                0.52      0.16         0.68         (0.50)              --
1996(d)               $               8.09                0.55     (0.04)        0.51         (0.54)              --
1995(d)               $               6.69                0.55      1.46         2.01         (0.55)              --
1994(d)               $               9.93                0.89     (3.19)       (2.30)        (0.93)              --
1993(d)               $              10.27                1.50     (0.28)        1.22         (1.46)           (0.10)
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
1997                  $              19.96                1.19      0.08         1.27         (1.19)              --
1996                  $              20.35                1.17     (0.37)        0.80         (1.19)              --
1995                  $              19.14                1.18      1.21         2.39         (1.18)              --
1994                  $              20.57                1.13     (1.33)       (0.20)        (1.23)              --
1993                  $              20.63                1.19      0.31         1.50         (1.31)           (0.25)
INVESTMENT SHARES
THE MONITOR OHIO TAX-FREE FUND
1997                  $              21.48                0.98      0.25         1.23         (0.97)           (0.01)
1996                  $              21.77                0.96     (0.29)        0.67         (0.96)              --
1995                  $              20.50                0.96      1.27         2.23         (0.96)              --
1994                  $              22.04                0.94     (1.56)       (0.62)        (0.92)              --
1993                  $              21.31                0.90      0.73         1.63         (0.90)              --
THE MONITOR FIXED INCOME SECURITIES FUND
1997                  $              20.95                1.25      0.47         1.72         (1.26)              --
1996                  $              21.78                1.29     (0.83)        0.46         (1.29)              --
1995                  $              19.70                1.29      2.09         3.38         (1.30)              --
1994                  $              22.04                1.23     (2.29)       (1.06)        (1.28)              --
1993                  $              21.32                1.19      0.92         2.11         (1.33)           (0.06)
THE MONITOR MORTGAGE SECURITIES FUND
1997(d)               $               8.08                0.50      0.17         0.67         (0.49)              --
1996(d)               $               8.12                0.53     (0.04)        0.49         (0.53)              --
1995(d)               $               6.70                0.55      1.46         2.01         (0.55)              --
1994(d)               $               9.94                0.87     (3.19)       (2.32)        (0.91)              --
1993(d)               $              10.27                1.47     (0.27)        1.20         (1.43)           (0.10)
--------------------------------------------------------------------------------------------------------------------------
                     DISTRIBUTIONS
                       IN EXCESS
                        OF NET
     YEAR ENDED       INVESTMENT
    DECEMBER 31,       INCOME(A)
------------------------------------------------------------
TRUST SHARES
THE MONITOR OHIO TAX-FREE FUND
1997                        --
1996                        --
1995                        --
1994                        --
1993                        --
THE MONITOR FIXED INCOME SECURITIES FUND
1997                        --
1996                        --
1995                        --
1994                        --
1993                        --
THE MONITOR MORTGAGE SECURITIES FUND
1997(d)                     --
1996(d)                     --
1995(d)                  (0.06)
1994(d)                  (0.01)
1993(d)                     --
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
1997                        --
1996                        --
1995                        --
1994                        --
1993                        --
INVESTMENT SHARES
THE MONITOR OHIO TAX-FREE FUND
1997                        --
1996                        --
1995                        --
1994                        --
1993                        --
THE MONITOR FIXED INCOME SECURITIES FUND
1997                        --
1996                        --
1995                        --
1994                        --
1993                        --
THE MONITOR MORTGAGE SECURITIES FUND
1997(d)                     --
1996(d)                     --
1995(d)                  (0.04)
1994(d)                  (0.01)
1993(d)                     --
------------------------------------------------------------

(a) Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.
(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(d) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(See Notes which are an integral part of the Financial Statements)

                                           RATIO TO AVERAGE NET ASSETS
                                       ------------------------------------
                  NET ASSET                                                 NET ASSETS,
                    VALUE                          NET      EXPENSE WAIVER    END OF    PORTFOLIO
      TOTAL        END OF     TOTAL             INVESTMENT    REDUCTION/    PERIOD (000 TURNOVER
  DISTRIBUTIONS    PERIOD   RETURN(B)  EXPENSES   INCOME   REIMBURSEMENT(C)  OMITTED)     RATE
-------------------------------------------------------------------------------------------------
      (1.03)       $21.74      6.11%     0.72%     4.72%           --        $ 64,325       14%
      (1.01)       $21.49      3.48%     0.76%     3.48%           --        $ 64,799        6%
      (1.01)       $21.77     11.35%     0.78%     4.74%         0.08%       $ 59,869       13%
      (0.98)       $20.50     (2.57%)    0.77%     4.68%         0.04%       $ 56,469       12%
      (0.96)       $22.04      8.08%     0.82%     4.39%         0.04%       $ 59,541        2%
      (1.31)       $21.41      8.83%     0.70%     6.26%           --        $153,374      116%
      (1.35)       $20.94      2.56%     0.74%     6.39%           --        $144,038       16%
      (1.34)       $21.78     17.95%     0.77%     6.41%         0.05%       $141,423       20%
      (1.34)       $19.69     (4.62%)    0.75%     6.26%         0.04%       $119,117       23%
      (1.45)       $22.03     10.32%     0.74%     5.87%         0.04%       $112,103        7%
      (0.50)       $ 8.24      8.77%     0.66%     6.39%         0.20%       $ 37,057       63%
      (0.54)       $ 8.06      6.56%     0.67%     6.86%         0.29%       $ 39,566       90%
      (0.61)       $ 8.09     31.10%     0.49%     7.29%         0.63%       $ 52,667      194%
      (0.94)       $ 6.69    (24.59%)    0.88%    11.16%         0.12%       $ 54,164       91%
      (1.56)       $ 9.93     12.10%     0.78%    14.20%         0.04%       $ 90,461      154%
      (1.19)       $20.04      6.56%     0.71%     5.94%           --        $126,845      160%
      (1.19)       $19.96      4.08%     0.72%     5.83%           --        $125,514       39%
      (1.18)       $20.35     12.81%     0.74%     5.93%           --        $133,951       40%
      (1.23)       $19.14     (0.98%)    0.72%     5.76%           --        $125,112       38%
      (1.56)       $20.57      7.43%     0.71%     5.70%           --        $123,897       24%
      (0.98)       $21.73      5.88%     0.97%     4.47%           --        $  1,468       14%
      (0.96)       $21.48      3.20%     1.01%     3.24%           --        $  1,900        6%
      (0.96)       $21.77     11.10%     1.03%     4.49%         0.08%       $  2,163       13%
      (0.92)       $20.50     (2.83%)    1.02%     4.43%         0.04%       $  2,307       12%
      (0.90)       $22.04      7.78%     1.07%     4.13%         0.04%       $  2,838        2%
      (1.26)       $21.41      8.54%     0.95%     6.01%           --        $  1,615      116%
      (1.29)       $20.95      2.32%     0.99%     6.12%           --        $  1,851       16%
      (1.30)       $21.78     17.63%     1.02%     6.17%         0.05%       $  2,176       20%
      (1.28)       $19.70     (4.88%)    1.00%     6.01%         0.04%       $  1,958       23%
      (1.39)       $22.04     10.07%     0.99%     5.61%         0.04%       $  2,563        7%
      (0.49)       $ 8.26      8.54%     0.91%     6.16%         0.45%       $  1,082       63%
      (0.53)       $ 8.08      6.25%     0.92%     6.57%         0.53%       $  1,666       90%
      (0.59)       $ 8.12     31.13%     0.76%     7.40%         0.73%       $  2,008      194%
      (0.92)       $ 6.70    (24.72%)    1.13%    10.91%         0.37%       $  4,259       91%
      (1.53)       $ 9.94     11.94%     1.03%    13.95%         0.29%       $  8,533      154%
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Combined Notes to Financial Statements
--------------------------------------------------------------------------------

DECEMBER 31, 1997

(1) ORGANIZATION

The Monitor Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven diversified and two non-diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds"). The following Funds comprise the Trust:

     The Monitor Money Market Fund ("Money Market")
     The Monitor Ohio Municipal Money Market Fund
         ("Ohio Municipal Money Market")*
     The Monitor U.S. Treasury Money Market Fund
         ("U.S. Treasury Money Market")
     The Monitor Growth Fund ("Growth")
     The Monitor Income Equity Fund ("Income Equity")
     The Monitor Ohio Tax-Free Fund ("Ohio Tax-Free")*
     The Monitor Fixed Income Securities Fund
         ("Fixed Income")
     The Monitor Mortgage Securities Fund
         ("Mortgage Securities")
     The Monitor Short/Intermediate Fixed Income Securities
       Fund ("Short/Intermediate Fixed Income")
     *non-diversified portfolio

The Funds each offer two classes of shares ("Trust Shares" and "Investment Shares"). As of December 31, 1997, Short/Intermediate Fixed Income Investment Shares class had no outstanding shares. Investment Shares are identical in all respects to Trust Shares, except that Investment Shares are sold pursuant to distribution plans (the "Plans") adopted in accordance with Rule 12b-1 under the Act. The objectives of the Funds can be found in the current prospectus.

The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund and to the class in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles
(GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Financial Statements. The actual results could differ from those estimates.

A. INVESTMENT VALUATIONS

Securities of the money market funds (Money Market, Ohio Municipal Money Market and U.S. Treasury Money Market) are valued using amortized cost, which approximates market value. The Trust's use of the amortized cost method to value the money market funds' portfolio securities is conditioned on their compliance with Rule 2a-7 under the Act.

Equity securities held by the Growth and Income Equity which are listed on the New York Stock Exchange or other national securities exchanges are valued at the last sale price or, if there has been no sale on that day, at the bid price. Unlisted equity securities are valued at the latest bid prices. Bonds and other fixed income securities held by all the Funds (other than Mortgage Securities) which may trade on a national securities exchange and/or over the counter are valued at the last sale price on that day, if available; otherwise, they are valued by an independent pricing service, approved by the Trustees, that takes into consideration yield, stability, risk, credit quality, coupon, maturity, type of issue, trading characteristics, special circumstances of security or trading market, and any other factors or market data the independent pricing service deems relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

U.S. Government obligations held by Mortgage Securities are valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Portfolio securities for which market quotations are not readily available are valued on the basis of quotations provided by dealers in such securities.

Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value.

B. REPURCHASE AGREEMENTS

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, it's the policy of the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized, as required by the Internal Revenue Code, as amended (the "Code") which does not differ materially from GAAP. For stripped mortgage backed securities, Mortgage Securities uses the constant yield method for income recognition purposes.

Income, expenses (other than class specific expenses) and realized and unrealized gains and losses for the Funds are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Distribution fees are charged directly to such class.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to the tax nature of distributions. As of December 31, 1997, $48,439 has been reclassified from Mortgage Securities' accumulated net realized gain (loss) on investments to undistributed net investment income. Net investment income, net realized loss, and net assets were not affected by this change.

D. FEDERAL TAXES

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At December 31, 1997, Fixed Income, Short/Intermediate Fixed Income, Ohio Municipal Money Market and Mortgage Securities for federal tax purposes, had capital loss carryforwards, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

YEAR AND AMOUNT OF EXPIRATION

                      2001     2002       2003      2004     2005      TOTAL
-------------------------------------------------------------------------------
Fixed Income            --         --      19,465       --      --  $    19,465
Short/
Intermediate Fixed
Income                  --     120,517    256,995       --  336,976 $   714,488
Ohio Municipal Money
Market                2,172     10,081        --        --      --  $    12,253
Mortgage Securities     --  10,395,707 10,841,602 2,425,056     --  $23,662,265
-------------------------------------------------------------------------------

E. DOLLAR ROLL TRANSACTIONS

Mortgage Securities may enter into mortgage "dollar rolls" in which it sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Fee income of $36,880 is included in interest income. The Fund maintains a segregated account, the dollar value of which meets or exceeds its obligations with respect to dollar rolls.

F. OTHER

Investment transactions are accounted for on the trade date.

Gains or losses realized from the sale of securities are determined by comparing the identified cost of the security sold with the net sales proceeds.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Huntington National Bank, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee for each of the Funds at the following annual rates: Money Market and Ohio Municipal Money Market: 0.30% of the first $500 million of average daily net assets of each Fund, 0.25% of the next $500 million, and 0.20% of any amount over $1 billion; U.S. Treasury Money Market: 0.20% of the Fund's average daily net assets; Growth and Income Equity: 0.60% of each Fund's average daily net assets; and Ohio Tax-Free, Fixed Income, Mortgage Securities and Short/Intermediate Fixed Income: 0.50% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Advisor waived 0.07% for Ohio Municipal Money Market and 0.20% for Mortgage Securities. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

SUB-ADVISORY FEE--The Adviser has entered into a sub-advisory agreement with Piper Capital Management, Inc. (the "Sub-adviser"), pursuant to which the Sub-adviser assists the Adviser in the purchase, sale and exchange of the portfolio investments for Mortgage Securities. The Sub-adviser receives from the Adviser an annual fee equal to 0.15% of the Fund's average daily net assets.

ADMINISTRATION FEE--SEI Fund Resources ("SFR") serves as administrator to each Fund under an Administration Agreement. SFR is entitled to receive an annual fee of 0.11% of each Fund's average net assets, paid monthly, for services performed under the Administration Agreement. SFR has entered into an agreement with The Huntington National Bank ("Huntington") pursuant to which Huntington provides certain administrative services to the Funds. Huntington receives from SFR, an annual fee of 0.05% of each Fund's average net assets, which is paid monthly for services performed. SEI Investment Distribution Co. ("SIDCO") acts as the Fund's Distributor pursuant to a distribution agreement. SEI Investment Management Corporation, a wholly-owned subsidiary of SEI Investment Company, is owner of all beneficial interests in SFR. SIDCO is a wholly-owned subsidiary of SEI Investment Company.

DISTRIBUTION PLAN-- The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"). The Distribution Plan provides for payments to be made to the Distributor (SIDCO) in connection with the provision of certain services (described below) with respect to the Funds' Investment Shares.

In accordance with the Distribution Plan, the Distributor may enter into agreements with brokers and dealers relating to distribution and/or administrative services with respect to the Investment Shares of the Funds. The Distributor may also enter into agreements with administrators (including financial institutions, fiduciaries, custodians for public funds, and investment advisers) to provide administrative services with respect to Investment Shares.

In connection with the provision of the distribution and administrative services described above, the Distributor will pay brokers, dealers and administrators (including The Huntington Investment Company) a fee based on the amount of Investment Shares owned by their customers. For all of the Funds except Mortgage Securities Fund amounts paid by the Distributor for services rendered with respect to a Fund's Investment Shares will be reimbursed by the Fund in an amount which may not exceed an annual rate of 0.25 of 1% of the average daily net assets attributable to the Fund's Investment Shares held in customer accounts for which brokers, dealers, and administrators provide such services. For Mortgage Securities Fund, the amounts that may be reimbursed by the Fund may not exceed an annual rate of 0.50 of 1% of the Fund's average daily net assets. Money Market, Ohio Municipal Money Market, and U.S. Treasury Money Market voluntarily limited fees to 0.10%. Mortgage Securities voluntarily limited fees to 0.25%.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES-- SFR serves as transfer and dividend disbursing agent for the Funds for which it received a fee. The fee was based on the size, type and number of accounts and transactions made by shareholders.

Huntington provides certain accounting and recordkeeping services with respect to the Funds' portfolios of investments, with the exception of Mortgage Securities, for which American Data Services, Inc. ("ADS") provided these services. ADS received $35,000 plus out-of-pocket expenses for services rendered for the twelve month period ended December 31, 1997. Huntington receives an annual fee based on the level of each Fund's average daily net assets, with the exception of Mortgage Securities Fund.

Huntington is the custodian of the Funds' investments and other assets for which it receives a fee. The fee is based on the level of each Fund's average daily net assets.

For the twelve month period ended December 31, 1997, certain Officers of the Trust were Officers of SFR and SIDCO. Such Officers receive no compensation from the Trust.

Huntington received $10,926 from commissions earned on sales of Investment Shares of the variable net asset value funds which was paid to affiliate broker/dealers of the Funds.

(4) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1997 were as follows:

                               INVESTMENT SECURITIES
                               ---------------------
                                                 INCOME                OHIO
                             GROWTH              EQUITY              TAX-FREE
-------------------------------------------------------------------------------
Purchases                  $23,928,191         $47,877,372          $9,148,229
Sales                      $35,540,655         $11,992,698         $11,990,063
-------------------------------------------------------------------------------
                                                                      SHORT/
                                                                   INTERMEDIATE
                              FIXED             MORTGAGE              FIXED
                             INCOME            SECURITIES             INCOME
-------------------------------------------------------------------------------
Purchases                  $21,487,212                  --         $18,332,098
Sales                      $11,656,225                  --         $22,875,336
-------------------------------------------------------------------------------

                           U.S. GOVERNMENT OBLIGATIONS
                           ---------------------------
                                                 INCOME                 OHIO
                             GROWTH              EQUITY               TAX-FREE
--------------------------------------------------------------------------------
Purchases                           --         $11,169,240                    --
Sales                               --         $32,239,325                    --
--------------------------------------------------------------------------------
                                                                       SHORT/
                                                                    INTERMEDIATE
                             FIXED              MORTGAGE               FIXED
                             INCOME            SECURITIES              INCOME
--------------------------------------------------------------------------------
Purchases                 $150,915,546         $24,988,345          $175,749,688
Sales                     $155,783,335         $28,507,255          $169,978,359
--------------------------------------------------------------------------------

(5) INVESTMENT CONCENTRATION

Ohio Municipal Money Market and Ohio Tax-Free invest a substantial portion of their assets in obligations and notes issued by the State of Ohio, political subdivisions thereof, and agencies, instrumentalities, authorities of districts of both the State and its political subdivisions. It is the Fund's policy that such issues must have been rated A or better by Moody's Investors Service, Inc. or by Standard & Poor's Ratings Group, for Ohio Tax-Free, or A-2, P-2 for Ohio Municipal Money Market or, if not rated, of equivalent quality as determined by the Funds' investment adviser.

If there should be a default or other financial crisis relating to the State of Ohio, an Ohio municipality or an agency or instrumentality of the State or the municipality, the market value and marketability of the Ohio municipal bonds in Ohio Municipal Money Market and Ohio Tax-Free's portfolios and the interest income to the two Funds could be adversely affected.

(6) SUBSEQUENT EVENT

On October 1, 1997, First Michigan Bank Corp. was merged into Huntington Bancshares, Incorporated. On March 17, 1998 the shareholders of the FMB Funds, Inc. will meet to consider and act upon a recommendation to approve an Agreement and Plan of Reorganization, approved by the Boards of Monitor Funds and FMB Funds, Inc., providing for the transfer of all assets and liabilities of the FMB Diversified Equity Fund, the FMB Intermediate Government Income Fund, the FMB Michigan Tax-Free Fund, and the FMB Money Market Fund to corresponding portfolios of The Monitor Funds in exchange for Investment and Trust shares, as applicable, the distribution of such Monitor Portfolios shares to the shareholders of the FMB Portfolios, according to their respective interests, and the termination under state law and the Investment Company Act of 1940, as amended, of FMB Funds, Inc.

--------------------------------------------------------------------------------
 Explanation of the Indices & Ratings in the Management Discussion
 & Analysis
--------------------------------------------------------------------------------

Ohio Tax-Free Fund

  *The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSGO and the LB5GO have been adjusted to reflect reinvestment of dividends on securities in the index.
 **Represents a hypothetical investment of $10,000 in the Fund after deducting the current sales load of 2.00% effective 2/1/93 ($10,000 investment minus $200 sales load = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSGO and the LB5GO have been adjusted to reflect reinvestment of dividends on securities in the index.
 + The LBSGO and the LB5GO are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged.
++ The LSMD and LIMD each represent the average of the total returns reported by all of the mutual funds that Lipper Analytical Services, Inc. has determined belong in the respective categories, and are not adjusted to reflect any sales loads. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

Fixed Income Securities Fund

 *The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCB has been adjusted to reflect reinvestment of dividends on securities in the index.
**Represents a hypothetical investment of $10,000 in the Fund after deducting the current sales load of 2.00% effective 2/1/93 ($10,000 investment minus $200 sales load = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCB has been adjusted to reflect reinvestment of dividends on securities in the index.
  +The LBGCB is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.
++The LIIGDF represents the average of the total returns reported by all of the mutual funds that Lipper Analytical Services, Inc. has determined belong in that category, and is not adjusted to reflect any sales loads. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

Mortgage Securities Fund

 *The Fund's performance assumes the reinvestment of all dividends and distributions.
**Represents a hypothetical investment of $10,000 in the Fund after deducting the current sales load of 2.00% ($10,000 investment minus $200 sales load = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions.
 +LMI is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.
++The LUSMF represents the average of the total returns reported by all of the mutual funds that Lipper Analytical Services, Inc. has determined belong in that category, and is not adjusted to reflect any sales loads. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

Short/Intermediate Fixed Income Securities Fund

 *The Fund's performance assumes the reinvestment of all dividends and distributions. The LIGC and the ML1-5YCT have been adjusted to reflect reinvestment of dividends on securities in the indices.
 +The LIGC, ML1-5YCT and MLI-5YGC are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged.
++The LSTIGDF represents the average of the total returns reported by all the mutual funds that Lipper Analytical Services, Inc. has determined belong in that category, and is not adjusted to reflect any sales loads. However, the total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

Moody's Corporate Long-Term Ratings

                                      Aaa

  Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

  Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA Securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

                                       A

  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

                                      Baa

  Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

 Report of Independent Accountants
The Shareholders and Board of Trustees of The Monitor Funds:

We have audited the accompanying statements of assets and liabilities of The Monitor Funds--Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Ohio Tax-Free Fund, Fixed Income Securities Fund, Mortgage Securities Fund and Short/Intermediate Fixed Income Securities Fund, including the portfolio of investments, as of December 31, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of The Monitor Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of changes in net assets for the year ended December 31, 1996 and the financial highlights for the year ended December 31, 1996, and prior periods as indicated herein, were audited by other auditors whose report thereon dated February 14, 1997 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1997, by confirmation with the custodian and brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising The Monitor Funds at December 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio February 13, 1998

--------------------------------------------------------------------------------
 Notice to Shareholders of The Monitor Funds (Unaudited)
--------------------------------------------------------------------------------

For the fiscal year ended December 31, 1997, each fund is designating long-term and mid-term capital gains, qualifying dividends, and exempt income with regard to distributions paid during the year as follows:

                                       (A)             (B)
                                    Long-Term       Mid-Term           (C)
                                     Capital         Capital         Ordinary           (D)                         (F)
                                     Gains            Gains           Income           Total           (E)          Tax
                                  Distributions   Distributions   Distributions   Distributions    Qualifying      Exempt
Fund                                Tax Basis       Tax Basis       Tax Basis       Tax Basis     Dividends(1)    Interest
----                              -------------   -------------   -------------   -------------   ------------    --------
Money Market                           0%              0%              100%            100%            0%             0%
Ohio Municipal Money Market            0%              0%                0%            100%            0%           100%
U.S. Treasury Money Market             0%              0%              100%            100%            0%             0%
Growth                                70%             18%               12%            100%          100%             0%
Income Equity                          0%             27%               73%            100%          100%             0%
Ohio Tax-Free                          0%              1%                0%            100%            0%            99%
Fixed Income                           0%              0%              100%            100%            0%             0%
Mortgage Securities                    0%              0%              100%            100%            0%             0%
Short/Intermediate Fixed Income        0%              0%              100%            100%            0%             0%

Please consult your tax advisor for proper treatment of this information.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction
* Items (A), (B) and (C) are based on a percentage of the Funds' total distributions.
** Items (E) and (F) are based on a percentage of the Funds' ordinary income distributions.

--------------------------------------------------------------------------------
 Trustees                                  Officers
--------------------------------------------------------------------------------

David S. Schoedinger        David G. Lee
                             President and Chief Executive Officer
John M. Shary

William R. Wise             Robert DellaCroce
                             Controller, Treasurer and Chief Financial Officer

                            Kathryn L. Stanton
                             Vice President and Secretary

                            Marc H. Cahn
                             Vice President and Assistant Secretary

                            Todd Cipperman
                             Vice President and Assistant Secretary

                            Barbara A. Nugent
                             Vice President and Assistant Secretary

                            Kevin P. Robins
                             Vice President and Assistant Secretary

                            Bradley J. Schram
                             Assistant Secretary




  MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

   This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

[LOGO OF MONITOR FUNDS APPEARS HERE]
THE HUNTINGTON
NATIONAL BANK,
a subsidiary of
Huntington Bancshares
Incorporated, is the
Investment Adviser,
Custodian, and
Recordkeeper of
The Monitor Funds.
SEI Investments
Distribution Co. is
the Distributor and is
not affiliated with The
Huntington National Bank.







                     [LOGO OF MONITOR FUNDS APPEARS HERE]
                                 MONITOR FUNDS
                                (800) 253-0412